As filed with the Securities and Exchange                     File No. 33-41694
Commission on July 18, 2000                                   File No. 811-6352

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
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             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 41

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 51

                             AETNA SERIES FUND, INC.
                             -----------------------

          10 State House Square SH11, Hartford, Connecticut 06103-3602
          ------------------------------------------------------------
                                 (860) 275-2168


                            Daniel E. Burton, Counsel
                            Aetna Financial Services
          10 State House Square SH11, Hartford, Connecticut 06103-3602
          ------------------------------------------------------------
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:



              X       On October 2, 2000 pursuant to paragraph (a) of Rule 485
           ------

                                 Parts A and B

The Aetna Series Fund Inc. Class A, B and C Prospectus, Class I Prospectus, Class I Prospectus Supplement and Brokerage Cash Reserves Prospectus are incorporated into Part A of this Post-Effective Amendment No. 41 by reference to the Fund's filing under Rule 497(j) under the Securities Act of 1933, as filed on June 30, 2000.

The Aetna Series Fund Inc. Class A, B, C and I Statement of Additional Information (SAI) and Brokerage Cash Reserves SAI are incorporated into Part
B of this Post-Effective Amendment No. 41 by reference to the Fund's filing under Rule 497(j) under the Securities Act of 1933, as filed on June 30, 2000.

The Aetna Series Fund, Inc. Class A, B, C and I Statement of Additional Information Supplement is incorporated into Part B of this Post-Effective Amendment No. 41 by reference to the Fund's filing under Rule 497(e) under the Securities Act of 1933, as filed on July 12, 2000.

AETNA SERIES FUND, INC.


AETNA INDEX PLUS PROTECTION FUND


PROSPECTUS



October __, 2000



Aetna Series Fund, Inc. is an open-end investment company authorized to issue multiple series of shares. This prospectus offers shares of Aetna Index Plus Protection Fund (Fund). The Offering Phase will run from October 2, 2000 through November 30, 2000. All monies to purchase shares during the Offering Phase must be received no later than November 29, 2000.




The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who represents to the contrary has committed a criminal offense.





                       SUBJECT TO COMPLETION OR AMENDMENT

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                                TABLE OF CONTENTS

                                                                            PAGE



THE FUND'S INVESTMENTS.........................................................2
   INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS............2
   GUARANTEE PERIOD INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
   AND RISKS...................................................................2
   INDEX PLUS LARGE CAP PERIOD INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
   STRATEGIES AND RISKS........................................................4
   OTHER PRINCIPAL RISKS OF INVESTING IN THE FUND..............................5
FUND EXPENSES..................................................................5
OTHER CONSIDERATIONS...........................................................6
THE GUARANTEE..................................................................7
MANAGEMENT OF THE FUND.........................................................9
INVESTING IN THE FUND.........................................................10
   OPENING AN ACCOUNT AND SELECTING A SHARE CLASS.............................10
   HOW TO BUY SHARES..........................................................13
   HOW TO SELL SHARES.........................................................13
   TIMING OF PURCHASE AND REDEMPTION REQUESTS.................................15
   OTHER INFORMATION ABOUT SHAREHOLDER ACCOUNTS AND SERVICES..................15
   DIVIDENDS AND DISTRIBUTIONS................................................17
   TAX INFORMATION............................................................17
ADDITIONAL INFORMATION........................................................18

THE FUND'S INVESTMENTS


INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Aetna Index Plus Protection Fund (Fund) has an Offering Phase, a Guarantee Period and an Index Plus Large Cap Period. Shares of the Fund will be offered during the Offering Phase but will not be offered during the Guarantee Period, except in connection with reinvestment of dividends. The Fund will be offered on a continuous basis to existing shareholders during the Index Plus Large Cap Period. The OFFERING PHASE will run from October 2, 2000 through November 30, 2000. All applications to purchase shares must be received by the transfer agent no later than November 29, 2000 (November 1, 2000 in the case of IRA rollovers). During the Offering Phase, Fund assets will be invested exclusively in short-term instruments. Once the Offering Phase terminates, the Guarantee
Period begins.

The GUARANTEE PERIOD will run from December 1, 2000 through November 30, 2005 (Guarantee Maturity Date). During the Guarantee Period, all assets will be invested in accordance with the investment objective and strategies described under the heading "Guarantee Period Investment Objective, Principal Investment Strategies and Risks." The Fund guarantees that the value of each shareholder's account on the Guarantee Maturity Date will be no less than the value of that shareholder's account as of the inception of the Guarantee Period (Guarantee) provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed. If a shareholder takes any distributions or dividends in cash instead of reinvesting them, or if any shares are redeemed before the Guarantee Maturity Date, the shareholder's guaranteed amount will be reduced as more fully described below. The Fund's Guarantee is backed by an unconditional, irrevocable financial guarantee pursuant to a financial guarantee insurance policy issued to Aetna Series Fund, Inc. (Company) for the benefit of the Fund by MBIA Insurance Corporation (MBIA), an AAA/Aaa rated monoline financial guarantor.

During the INDEX PLUS LARGE CAP PERIOD, which will commence immediately following the Guarantee Period, all assets will be managed in accordance with the investment objective and strategies described under the heading "Index Plus Large Cap Period Investment Objective, Principal Investment Strategies and Risks."

The Fund's investment objectives may be changed by the Company's Board of Directors without shareholder approval.

The Fund is a series of the Company. Investors who wish to purchase another series of the Company (Series) may request a separate prospectus by calling 1-800-238-6254.

GUARANTEE PERIOD INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS


INVESTMENT OBJECTIVE During the Guarantee Period, the Fund seeks to achieve maximum total return by participating in favorable equity market performance while preserving the principal amount of the Fund as of the inception of the Guarantee Period.

PRINCIPAL INVESTMENT STRATEGIES Under normal market conditions, during the Guarantee Period the Fund's assets are allocated between an:

     o   EQUITY COMPONENT, consisting primarily of common stocks and a

     o FIXED COMPONENT, consisting primarily of short-to intermediate-duration U.S. Government securities.


EQUITY COMPONENT The Equity Component will be managed in an Enhanced Index Strategy. This means that Aeltus Investment Management, Inc. (Aeltus), the investment adviser to the Fund, invests at least 80% of the Equity Component's net assets in stocks included in the Standard and Poor's 500 Index (S&P 500), other than Aetna Inc., although the weightings of the stocks may vary somewhat from their respective weightings in the S&P 500, as described below. The Equity Component may also include S&P 500 futures contracts. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest publicly traded companies in the U.S. selected by Standard and Poor's Corporation (S&P).


Aeltus manages the Equity Component by overweighting those stocks that it believes will outperform the S&P 500 and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the S&P 500. Stocks that Aeltus believes are likely to match the performance of the S&P 500 are invested in proportion to their representation in the index. To determine which stocks to weight more or less heavily, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the Equity Component generally holds between 400 and 450 stocks included in the S&P 500. Although the Equity Component will not hold all of the stocks in the S&P 500, Aeltus expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 in both rising and falling markets.


FIXED COMPONENT Aeltus looks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within one month of the Guarantee Maturity Date. The Fixed Component will consist primarily of securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also include corporate bonds rated AA- or higher by S&P and/or Aa3 or higher by Moody's Investors Services, Inc., futures on U.S. Treasury securities and money market instruments.


ASSET ALLOCATION Aeltus uses a proprietary computer model to determine, on an ongoing basis, the percentage of assets allocated to the Equity Component and to the Fixed Component in an attempt to meet the investment objective. The model evaluates a number of factors, including, but not limited to:


     o the market value of the Fund's assets as compared to the aggregate guaranteed amount;
     o   the prevailing level of interest rates;
     o   equity market volatility;
         and
     o   the length of time remaining until the Guarantee Maturity Date.

The model will determine the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and will evaluate the allocations on a daily basis thereafter. Generally, as the market value of the Equity Component rises, more assets are allocated to the Equity Component, and as the market value of the Equity Component declines, more assets are allocated to the Fixed Component.


PRINCIPAL RISKS The principal risks of an investment in the Fund during the Guarantee Period are those generally attributable to stock and bond investing. The success of the Fund's strategy depends on Aeltus' ability to allocate assets between the Equity Component and the Fixed Component and in selecting investments within each component. BECAUSE THE FUND INVESTS IN BOTH STOCKS AND BONDS, THE FUND MAY UNDERPERFORM STOCK FUNDS WHEN STOCKS ARE IN FAVOR AND UNDERPERFORM BOND FUNDS WHEN BONDS ARE IN FAVOR.


The risks associated with investing in STOCKS include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.


The principal risk associated with investing in BONDS is that interest rates may rise, which generally causes bond prices to fall. The market value of a zero coupon bond portfolio (which may include STRIPS) generally is more volatile than the market value of a portfolio of fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.

If interest rates are low (particularly at the inception of the Guarantee Period), Fund assets may be largely invested in the Fixed Component in order to increase the likelihood of preserving the value of the Fund as of the inception of the Guarantee Period. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Fund's assets may become largely or entirely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by 30% in a single day, a complete and irreversible reallocation to the Fixed Component may occur. In this circumstance, the Fund would not participate in any subsequent recovery in the equity markets. USE OF THE FIXED COMPONENT REDUCES THE FUND'S ABILITY TO PARTICIPATE AS FULLY IN UPWARD EQUITY MARKET MOVEMENTS, AND THEREFORE REPRESENTS SOME LOSS OF OPPORTUNITY, OR OPPORTUNITY COST, COMPARED TO A PORTFOLIO THAT IS MORE HEAVILY INVESTED IN EQUITIES.

INDEX PLUS LARGE CAP PERIOD INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

INVESTMENT OBJECTIVE During the Index Plus Large Cap Period, the Fund seeks to OUTPERFORM THE TOTAL RETURN PERFORMANCE of the S&P 500, while maintaining a market level of risk.

PRINCIPAL INVESTMENT STRATEGIES During the Index Plus Large Cap Period, the Fund's principal investment strategies are the same as those of the Enhanced Index Strategy, as described above under Equity Component.

PRINCIPAL RISKS The principal risks of an investment in the Fund during the Index Plus Large Cap Period are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

OTHER PRINCIPAL RISKS OF INVESTING IN THE FUND

If Fund assets do not reach $75 million by the end of the Offering Phase, or in the event of severe market volatility or adverse market conditions during the Offering Phase, the Company's Board of Directors (Board) reserves the right to liquidate the Fund. In that event, the Fund will not commence the Guarantee Period, but instead will continue to be invested in short-term instruments. Fund shareholders will then be entitled to receive the greater of: (a) their initial investment (including the amount of their Class A front-end sales load, if applicable) or (b) the then current net asset value (NAV) of their shares.

If you may need access to your money at any point prior to the Guarantee Maturity Date or if you prefer to receive your dividends and distributions in cash, you should consider the appropriateness of investing in the Fund. Redemptions made for any reason prior to the Guarantee Maturity Date will be made at NAV, may be subject to a contingent deferred sales charge (CDSC) and are not eligible for the Guarantee. Any distributions that you receive in the form of cash will reduce your Guarantee, as described below.

SHARES OF THE FUND WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND IF YOU REDEEM YOUR SHARES PRIOR TO THE GUARANTEE MATURITY DATE OR IF YOU CONTINUE TO HOLD FUND SHARES AFTER THE GUARANTEE MATURITY DATE. THERE IS NO GUARANTY THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVES. AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.


Because the Fund is new, it does not have performance information an investor may find useful in evaluating the risks of investing in the Fund.

FUND EXPENSES

The following tables describe the Fund's expenses. Shareholder Fees are paid directly by shareholders. Annual Fund Operating Expenses are expressed as a percentage of the Fund's average daily net assets, and are thus paid indirectly by all Fund shareholders.

                                SHAREHOLDER FEES
                   (fees paid directly from your investment)

                           Maximum Sales          Maximum Deferred Sales Charge
                    Charge (Load) on Purchases       (Load) (as a % of gross
                    (as a % of purchase price)         redemption proceeds)

     Class A                   4.75%                          None
     Class B                   None                           5.00%

                        ANNUAL FUND OPERATING EXPENSES(1)
                 (expenses that are deducted from Fund assets)


                                 Distribution                    Total         Fee Waiver/
                 Management     And/Or Service     Other       Operating         Expense            Net
                     Fee        (12b-1) Fees      Expenses     Expenses       Reimbursement      Expenses

   Class A          0.65%            0.25%           %             %                %              1.50%
   Class B          0.65%            1.00%           %             %                %              2.25%



   (1)Because the Fund is new, Other Expenses, shown above, are estimated. Aeltus is contractually obligated, through the Guarantee Maturity Date, to waive all or a portion of its management fee and/or administrative services fee and/or reimburse a portion of the Fund's other expenses in order to ensure that the Fund's total operating expenses do not exceed the percentage of the Fund's average daily net assets reflected in the table under Net Expenses. An administrative services fee of 0.10% and a guarantee fee of 0.33% are included in Other Expenses.


                                    EXAMPLE

The following example is designed to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Using the annual fund operating expenses percentages above, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and redemption at the end of each of the periods shown:

                   1 Year*           3 Years*          5 Years*

Class A            $                 $                 $
Class B            $                 $                 $


* Aeltus is contractually obligated to waive fees and/or reimburse expenses through the Guarantee Maturity Date. Therefore, all figures reflect this waiver/reimbursement.


THIS EXAMPLE SHOULD NOT BE CONSIDERED AN INDICATION OF PRIOR OR FUTURE EXPENSES. ACTUAL EXPENSES FOR THE CURRENT YEAR MAY VARY FROM THOSE SHOWN.

OTHER CONSIDERATIONS

In addition to the principal investment strategies and risks described above, the Fund may also invest in other securities, engage in other practices, and be subject to additional risks, as discussed below and in the Statement of Additional Information (SAI).


USE OF FUTURES CONTRACTS DURING THE GUARANTEE PERIOD During the Guarantee Period, the Fund may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. The Fund uses futures to increase exposure or hedge existing exposure to a particular asset class. During the Guarantee Period, the Fund may only invest in futures contracts on the S&P 500 Index and U.S. Treasury securities.

USE OF FUTURES CONTRACTS AND OPTIONS DURING THE INDEX PLUS LARGE CAP PERIOD During the Index Plus Large Cap Period, the Fund may enter into futures contracts and use options. The Fund primarily uses futures contracts and options to hedge against price fluctuations or increase exposure to a particular asset class. To a limited extent, the Fund also may use these instruments for speculation (investing for potential income or capital gain). Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities or futures contracts during a specified period or on a specified date.

RISKS OF INVESTING IN FUTURES CONTRACTS AND OPTIONS The main risk of investing in futures contracts and options is that these instruments can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Fund as a whole, it adds to the Fund's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.

PORTFOLIO TURNOVER Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold during the year. It is expected that the Fund may have a portfolio turnover rate in excess of 200%. A high portfolio turnover rate increases the Fund's transaction costs and may increase your tax liability.

TRANSITION PERIOD After the Guarantee Maturity Date, the Fund will, in the ordinary course of its investment activities, sell any fixed-income securities remaining in its portfolio and purchase stocks included in the S&P 500 and S&P 500 futures contracts as soon as reasonably practicable, in order to conform its holdings to the Fund's Index Plus Large Cap Period investment objective.


THE GUARANTEE


The Fund guarantees that on the Guarantee Maturity Date, each shareholder will be entitled to redeem each of his or her shares for an amount no less than the Guarantee per Share. The Guarantee per Share will equal the NAV per share on the last day of the Offering Phase, and thereafter will be adjusted to reflect any dividends and distributions made by the Fund. A shareholder who automatically reinvests all such dividends and distributions and does not redeem any shares during the Guarantee Period will be entitled to redeem his or her shares held on the Guarantee Maturity Date for an amount no less than his or her account value at the inception of the Guarantee Period (Guaranteed Amount). The Fund's Guarantee is backed by an unconditional and irrevocable financial guarantee from MBIA pursuant to a financial guarantee insurance policy issued by MBIA to, and for the benefit of, the Fund. If, on the Guarantee Maturity Date, the actual NAV per share is less than the Guarantee per Share, MBIA will pay to the Fund an amount sufficient to ensure that each shareholder is entitled to redeem his or her shares for an amount equal to his or her Guaranteed Amount. See the SAI or call 1-800-367-7732 for additional details regarding the Guarantee.

In summary, a shareholder who maintains his or her Fund investment through the Guarantee Maturity Date, makes no redemptions, and reinvests all dividends and distributions will be entitled to redeem his or her shares held on the Guarantee Maturity Date for an amount no less than the amount initially allocated to the Fund, less the amount of the Class A front-end sales load paid, if any, plus any accrued interest earned during the Offering Phase.


EXAMPLE. Assume you invested $20,000 in Class A shares when the NAV was $10.00 per share. After deducting your sales load of 4.75%, $19,050 will be invested in Class A shares and you will have 1,905 shares in your account.

Assume further that at the end of the day preceding the inception of the Guarantee Period (November 30, 2000), the NAV for Class A shares has increased to $10.02 per share due to appreciation of the Fund during the Offering Phase. Your Guaranteed Amount is based on the NAV determined on the evening of November 30, 2000. To calculate your full guarantee, multiply the shares you own on November 30, 2000 by the NAV per share for your class of shares on November 30, 2000. Using our example:

Shares you own on November 30, 2000                                    1,905.000
NAV per share of Class A shares on November 30, 2000                   X  $10.02
                                                                       ---------


YOUR GUARANTEED AMOUNT                                                $19,088.10
                                                                      ----------

YOUR GUARANTEED AMOUNT WILL NOT CHANGE DURING THE GUARANTEE PERIOD AS LONG AS YOU REINVEST ALL YOUR DIVIDENDS AND DISTRIBUTIONS AND MAKE NO WITHDRAWALS PRIOR TO THE GUARANTEE MATURITY DATE.

REDEMPTIONS OF SHARES DURING THE GUARANTEE PERIOD WILL DECREASE THE GUARANTEED AMOUNT TO WHICH A SHAREHOLDER IS ENTITLED. If a shareholder redeems shares in the Fund, he or she will then hold fewer shares at the then current Guarantee per Share, thereby reducing the Guaranteed Amount for the shareholder. Redemptions made from the Fund prior to the Guarantee Maturity Date will be made at NAV, which may be higher or lower than the NAV at the inception of the Guarantee Period. For certain shareholders, redemptions made prior to the Guarantee Maturity Date may also be subject to a CDSC.

THE GUARANTEE PER SHARE WILL DECLINE AS DIVIDENDS AND DISTRIBUTIONS ARE MADE TO SHAREHOLDERS. If a shareholder automatically reinvests dividends and distributions in the Fund, he or she will hold a greater number of shares at a reduced Guarantee per Share following payment of a dividend or distribution. The result would be to preserve the Guaranteed Amount he or she was entitled to before the dividend or distribution was made. If a shareholder instead elects to receive any dividends or distributions in cash, he or she will hold the same number of shares at the reduced Guarantee per Share following payment of a dividend or distribution. This will reduce the Guaranteed Amount that such shareholder was entitled to before the dividend or distribution was made.


EXAMPLE. Assume you reinvest your dividends and distributions. The number of shares you own in the Fund will increase at each declaration date. Although the number of shares in your account increases, and the Guarantee per Share decreases, your Guaranteed Amount does not change.


Using our example, assume it is now December 11, 2001 and the Fund declares a dividend of $0.15 per share. Also, assume that the Class A NAV is $11.25 per share at the end of the day on December 11, 2001.


To recalculate your Guarantee per Share:

1. Determine the value of your dividend. Your total dividend will equal the per share dividend multiplied by the number of shares you own the day before the dividend is declared. In our example, we will multiply 1,905 shares by $0.15 per share to arrive at $285.75.

2. Determine the number of shares that will get added to your account when your dividend is reinvested. Your additional shares equal the value of your dividend divided by the ending NAV per share on the day the dividend was declared. In our case, $285.75 divided by $11.25 or 25.400 shares.


3. Adjust your account for your additional shares. Add 1,905 and 25.400 to arrive at your new share balance of 1,930.400.

4. Determine your new Guarantee per Share. Take your original Guaranteed Amount and divide by your new share balance. Using our example, divide $19,088.10 by 1,930.400 shares to arrive at the new Guarantee per Share of $9.8882.

5.  YOUR GUARANTEED AMOUNT STILL EQUALS $19,088.10.


This calculation is repeated every time the Fund declares a dividend. Although shareholders can perform this calculation themselves, the Fund will recalculate the Guarantee per Share for each class of shares whenever the Fund declares a dividend. Shareholders will be informed of the new Guarantee per Share, but they can obtain this information at any time by calling 1-800-367-7732.

The Fund's Guarantee is backed by a financial guarantee from MBIA. The Fund will pay to MBIA a fee equal to 0.33% of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy.

The terms of the Financial Guarantee Agreement prescribe the manner in which the Fund must be managed during the Guarantee Period. Accordingly, the Financial Guarantee Agreement could limit Aeltus' ability to alter the management of the Fund during the Guarantee Period in response to changing market conditions.

See "Tax Information - Taxes in Relation to the Financial Guarantee" for additional details regarding the financial guarantee.


MANAGEMENT OF THE FUND


Aeltus, 10 State House Square, Hartford, Connecticut 06103-3602, serves as investment adviser to the Fund. Aeltus is responsible for managing the assets of the Fund in accordance with its investment objectives and policies, subject to oversight by the Board. Aeltus has acted as adviser or subadviser to mutual funds since 1994 and has managed institutional accounts since 1972.


ADVISORY FEES For its services, Aeltus is entitled to receive an advisory fee as set forth below. The advisory fee is expressed as an annual rate based on the average daily net assets of the Fund.


                    Offering Phase                     0.25%
                    Guarantee Period                   0.65%
                    Index Plus Large Cap Period        0.45%

PORTFOLIO MANAGEMENT DURING THE GUARANTEE PERIOD

ASSET ALLOCATION Neil Kochen, Managing Director, Aeltus, is responsible for overseeing the overall Fund strategy and the allocation of Fund assets between the Equity and Fixed Components. Mr. Kochen joined the Aetna organization in 1985 and has served as head of fixed income quantitative research, head of investment strategy and policy, and as a senior portfolio manager.


EQUITY COMPONENT Geoffrey A. Brod, Portfolio Manager, Aeltus, manages the Equity Component. He has over 30 years of experience in quantitative applications and has 12 years of experience in equity investments. Mr. Brod has been with the Aetna organization since 1966.

FIXED COMPONENT The Fixed Component is managed by a team of Aeltus fixed-income specialists.


PORTFOLIO MANAGEMENT DURING THE INDEX PLUS LARGE CAP PERIOD

Mr. Brod will manage the Fund during the Index Plus Large Cap Period.


INVESTING IN THE FUND

OPENING AN ACCOUNT AND SELECTING A SHARE CLASS

HOW TO OPEN AN ACCOUNT You may open an account either through your investment professional or through the sponsor of your employer-sponsored retirement plan. If you are opening an account through your investment professional, he or she will guide you through the process of investing in the Fund. If you are investing through a retirement plan, please refer to your plan materials.

SELECTING A CLASS

Class A Shares
--------------

    o Front-end sales charge applies (at the time of purchase), which will vary depending on the size of your purchase. No front-end sales charge applies on purchases when the aggregate investment in the Company is at least $1 million.
    o No CDSC applies, except in certain instances when the aggregate investment in the Company was at least $1 million.
    o  Service (12b-1) fee of 0.25% applies.

SALES CHARGES: CLASS A SHARES The table below shows the front-end sales charges you will pay if you purchase Class A shares of the Company in any amount up to $1 million.

                                            This % is deducted          Which equals this %
  When you invest this amount                for sales charges           of your investment
  ---------------------------                -----------------           ------------------

  Under $50,000                                    4.75%                       4.99%

  $50,000 or more but under $100,000               4.50%                       4.71%

  $100,000 or more but under $250,000              3.50%                       3.63%

  $250,000 or more but under $500,000              2.50%                       2.56%

  $500,000 or more but under $1,000,000            2.00%                       2.04%



CLASS A SHARES SALES CHARGE WAIVERS The Fund waives the Class A front-end sales charge for purchases made by certain types of shareholders. See the SAI or call 1-800-238-6254 for additional details.


CDSC ON CLASS A SHARES A CDSC is not imposed on Class A shares purchased with an aggregate investment in the Company of less than $1 million. A CDSC may be imposed on Class A shares purchased with an aggregate investment in the Company in excess of $1 million. The CDSC on Class A shares will apply only to shares for which a finder's fee is paid to investment professionals pursuant to a distribution agreement with Aeltus Capital, Inc., the Company's principal underwriter. The CDSC imposed (based on the lesser of the current market value or the original cost of the shares being redeemed) is as follows:

  When you invest this amount                              this % is deducted from your proceeds
  ---------------------------                              -------------------------------------

  $1 million or more but under $3 million                  Year 1 - 1.00%
                                                           Year 2 - 0.50%

  $3 million or more but under $20 million                 Year 1 - 0.50%
                                                           Year 2 - 0.50%

  $20 million or greater                                   Year 1 - 0.25%
                                                           Year 2 - 0.25%


Class B Shares
--------------

    o  No front-end sales charge applies.

    o  CDSC applies (if you sell your shares prior to the Guarantee Maturity
       Date).
    o  Distribution (12b-1) fee of 0.75% applies.
    o  Service (12b-1) fee of 0.25% applies.
    o  Automatic conversion to Class A at the end of the Guarantee Period.

Investors looking to invest $250,000 or more into the Fund should be aware that they will generally be better served by investing in Class A shares of the Fund, due to Class A's lower level of annual fund operating expenses. However, if an investor looking to invest $250,000 or more into the Fund is concerned that the NAV per share will be lower than the Guarantee per Share on the Guarantee Maturity Date, that investor may be better served by investing in Class B shares.

SALES CHARGES: CLASS B SHARES The Fund imposes a CDSC on redemptions made prior to the Guarantee Maturity Date. The table below shows the applicable CDSC based on the time invested.



        Redemption During                                   CDSC
        -----------------                                   ----

        Offering Phase or 1st year
        of Guarantee Period                                  5%
        2nd year of Guarantee Period                         4%
        3rd year of Guarantee Period                         3%
        4th year of Guarantee Period                         3%
        5th year of Guarantee Period                         2%

OTHER POLICIES RELATING TO CHARGES AND FEES

Application of a CDSC To determine whether a CDSC is payable on any redemption, the Fund will FIRST redeem shares not subject to any charge, and THEN shares held longest during the CDSC period. The CDSC is assessed on an amount equal to the lesser of the current market value or the original cost of the shares being redeemed.

Unless otherwise specified, when you request to sell a stated dollar amount, the Fund will redeem additional shares to cover any CDSC. For requests to sell a stated number of shares, the Fund will deduct the amount of the CDSC, if any, from the sale proceeds.


When the CDSC Does Not Apply The CDSC does not apply in certain situations, including certain retirement distributions and certain redemptions made because of disability or death. See the SAI or call 1-800-238-6254 for additional details.

Distribution (12b-1) Fees With respect to its Class B shares, the Company has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940 that allows the Fund to pay fees for the sale and distribution of its Class B shares. The 12b-1 fees are paid out of the Fund's assets on an ongoing basis, and as a result, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Some or all of the distribution (12b-1) fees may be used to compensate your investment professional.

Service (12b-1) Fees The Company, with respect to both its Class A and Class B shares, has adopted a Shareholder Services Plan that allows the payment of servicing fees. The service fees are used primarily to pay selling dealers and their agents for servicing and maintaining shareholder accounts.

HOW TO BUY SHARES

MINIMUM INVESTMENT


All accounts, including retirement accounts, require a minimum initial investment of $5,000.


INSTRUCTIONS FOR BUYING FUND SHARES


Please contact your investment professional or consult your plan materials regarding the purchase of Fund shares. ALL APPLICATIONS TO PURCHASE SHARES DURING THE OFFERING PHASE MUST BE RECEIVED BY THE TRANSFER AGENT NO LATER THAN NOVEMBER 29, 2000 (NOVEMBER 1, 2000, IN THE CASE OF IRA ROLLOVERS). MONIES RECEIVED AFTER NOVEMBER 29, 2000 WILL NOT BE INVESTED IN THE FUND, EXCEPT UNDER SPECIAL CIRCUMSTANCES AS DETERMINED BY THE BOARD. If you are purchasing Fund shares through your investment professional, he or she will guide you through the process of opening an account, as follows.



   -----------------------------------------------------------------------------
                               To Open An Account
   -----------------------------------------------------------------------------
   By Mail Complete and sign your application, make your check payable to Aetna Series Fund, Inc. and mail to:
                             Aetna Series Fund, Inc.
                             c/o PFPC Inc.
                             P.O. Box 9681
                             Providence, RI  02940


                        Your check must be drawn on a bank located within the United States, payable in U.S. dollars, and received by the transfer agent NO LATER THAN NOVEMBER 29, 2000. Cash, credit cards and third party checks cannot be used to open an account.

   -----------------------------------------------------------------------------
   By Overnight         Follow the instructions above for "By Mail" but send
   Courier              your completed application and check to:
                             Aetna Series Fund, Inc.
                             c/o PFPC Inc.
                             4400 Computer Drive
                             Westborough, MA  01581
   -----------------------------------------------------------------------------
   By Wire              Not Available.
   -----------------------------------------------------------------------------
   By Electronic        Not Available.
   Funds Transfer
   -----------------------------------------------------------------------------

HOW TO SELL SHARES

To redeem all or a portion of the shares in your account, you should submit a redemption request through your investment professional, plan sponsor or as described below. Your investment professional may charge you a fee for selling your shares.

Redemption requests may be made in writing or, in amounts up to $50,000, by telephone. The Company requires a medallion signature guarantee if the amount of the redemption request is over $50,000. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institutions which participates in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions which are not participating in such a medallion program will not be accepted. Please note that a notary public cannot provide a signature guarantee.

Once your redemption request is received in good order, the Company normally will send the proceeds of the redemption within one or two business days. However, if making immediate payment could adversely affect the Fund, it may defer distribution for up to seven days or a longer period if permitted. If you redeem shares of the Fund shortly after purchasing them, the Fund will hold payment of redemption proceeds until a purchase check clears, which may take up to 12 calendar days. A redemption request made within 15 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a medallion signature guarantee.

FUND SHARES MAY BE REDEEMED BY SHAREHOLDERS PRIOR TO THE GUARANTEE MATURITY DATE. HOWEVER, REDEMPTIONS MADE FOR ANY REASON PRIOR TO THE GUARANTEE MATURITY DATE WILL BE MADE AT NAV AND ARE NOT ELIGIBLE FOR THE GUARANTEE. MOREOVER, REDEMPTIONS MAY BE SUBJECT TO A CDSC.


 -------------------------------------------------------------------------------

 REDEMPTIONS BY MAIL        You may redeem shares you own by sending written
                            instructions to:
                               Aetna Series Fund, Inc.
                               c/o PFPC Inc.
                               P.O. Box 9681
                               Providence, RI 02940

                            Your instructions should identify:
                               o The number of shares or dollar amount to be
                                 redeemed.
                               o Your name and account number.


                            Your instructions must be signed by all
                            person(s) required to sign for the account, exactly as the shares are registered, and, if necessary, accompanied by a medallion signature guarantee(s).

 -------------------------------------------------------------------------------


 REDEMPTIONS BY WIRE        A minimum redemption of $1,000 is required for wire
                            transfers. Redemption proceeds will be transferred by wire to your previously designated bank account or to another destination if the federal funds wire instructions provided with your redemption request are accompanied by a medallion signature guarantee. A $12 fee will be charged for this service.

 -------------------------------------------------------------------------------

 REDEMPTIONS BY             Call 1-800-367-7732. Please be prepared to provide
 TELEPHONE                  your account number, account name and the amount of
                            the redemption, which generally must be no less than
                            $500 and no more than $50,000.
 -------------------------------------------------------------------------------

TIMING OF PURCHASE AND REDEMPTION REQUESTS


Orders that are received by the Fund's transfer agent, or as otherwise provided below, before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be processed at the NAV per share calculated that business day (adjusted for the front-end sales charge or CDSC, if applicable). Orders received after the close of regular trading on the New York Stock Exchange will be processed at the NAV per share calculated on the following business day (adjusted for the front-end sales charge or CDSC, if applicable). APPLICATIONS AND/OR FUNDS RECEIVED BY THE TRANSFER AGENT AFTER THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE ON NOVEMBER 29, 2000 WILL NOT BE PROCESSED, EXCEPT UNDER SPECIAL CIRCUMSTANCES DETERMINED BY THE BOARD.

Certain institutions and financial intermediaries (Institutions) may be designated by the Fund to accept purchase and redemption orders. If you purchase or redeem shares through these Institutions, and the Institution receives your order before the close of regular trading on the New York Stock Exchange, each of your shares will be purchased or redeemed at the NAV per share determined that business day, subject to the applicable front-end sales charge or CDSC.


Institutions may be authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. In those instances, the Fund will be deemed to have received a purchase or redemption order when the Institution's authorized designee accepts the order.

Institutions may charge fees or assess other charges for the services they provide to their customers. These fees or charges are retained by the Institution and are not remitted to the Fund.

Shareholders purchasing through an Institution should refer to the Institution's materials for a discussion of any specific instructions on the timing of or restrictions relating to the purchase or redemption of shares.

OTHER INFORMATION ABOUT SHAREHOLDER ACCOUNTS AND SERVICES

BUSINESS HOURS The Fund is open on the same days as the New York Stock Exchange (generally, Monday through Friday). Fund representatives are available from 8:00 a.m. to 8:00 p.m. eastern time on those days.

NET ASSET VALUE The NAV of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time).

In calculating the NAV, securities are valued primarily by independent pricing services using market quotations. Short-term debt securities maturing in 60 days or less at the date of valuation are valued using amortized cost. Securities for which market quotations are not readily available are valued at their fair value, subject to procedures adopted by the Board.


EXCHANGE PRIVILEGES There is no fee to exchange shares from the Fund to another Series of the Company. When you exchange shares, your new shares will be in the equivalent class of your current shares. When you exchange Class B shares of the Fund prior to the Guarantee Maturity Date for Class B shares in another Series of the Company, you will be subject to the CDSC schedule of that Series, but the CDSC will be calculated from the date of your original purchase.

There are no limits on the number of exchanges you can make. However, the Company may suspend or terminate your exchange privilege if you make more than five exchanges out of the Fund in any calendar year, and the Company may refuse to accept any exchange request. The Company reserves the right to reject any specific purchase or exchange request.


TELEPHONE REDEMPTION PRIVILEGES You automatically receive a telephone redemption privilege when you establish your account. If you do not want this privilege, you may call 1-800-367-7732 to have it removed. All telephone transactions may be recorded, and you will be asked for certain identifying information.

Telephone redemption requests will be accepted if the request is for a minimum of $500 or a maximum of $50,000. Telephone redemption requests will not be accepted if you:


     o Have submitted a change of address within the preceding 15 calendar days.
     o  Are selling shares in a retirement plan account held in trust.


The Fund reserves the right to amend telephone redemption privileges at any time upon notice to shareholders and may refuse a telephone redemption if it believes it is advisable to do so.


ADDITIONAL SERVICES The Fund offers additional shareholder services. The Fund reserves the right to terminate or amend these services at any time. For all of the services, certain terms and conditions apply. See the SAI or call 1-800-367-7732 for additional information on any of these services.


     o Letter of Intent If, in addition to purchasing Class A shares of the Fund, you agree to purchase a specific amount of Class A shares of one or more Series of the Company (other than Aetna Money Market Fund) over a period of up to 13 months, the front-end sales charge will be calculated at the rate that would have been charged had you purchased the entire amount all at once. You may qualify for a reduced front-end sales charge by notifying us of your intent by completing and returning to us the relevant portion of your application. After the Letter of Intent is filed, each additional investment in a Series will be entitled to the front-end sales charge applicable to the level of investment indicated in the Letter of Intent.

     o Right of Accumulation/Cumulative Quantity Discounts To determine if you may pay a reduced front-end sales charge on Class A purchases, you may add the amount of your current purchase to the cost or current value, whichever is higher, of other Class A shares of other Series (other than Aetna Money Market Fund) owned by you, your family and your company (if you are the sole owner).

     o TDD Service Telecommunication Device for the Deaf (TDD) services are offered for hearing impaired shareholders. The dedicated number for this service is 1-800-688-4889.


     o Tax-Deferred Retirement Plans The Fund may be used for investment by a variety of tax-deferred retirement plans, such as individual retirement accounts (IRAs, including Roth IRAs) and 401(k) and 403(b)(7) programs sponsored by employers. Purchases made in connection with IRAs and 403(b)(7) accounts may be subject to an annual custodial fee of $10 for each account registered under the same taxpayer identification number. This fee will be deducted directly from your account(s). The custodial fee will be waived for IRAs and 403(b)(7) accounts registered under the same taxpayer identification number having an aggregate balance over $30,000 at the time such fee is scheduled to be deducted. ALL PURCHASE ORDERS IN CONNECTION WITH IRA ROLLOVERS MUST BE RECEIVED BY THE TRANSFER AGENT NO LATER THAN NOVEMBER 1, 2000.


DIVIDENDS AND DISTRIBUTIONS


Dividends are declared and paid annually. Capital gains distributions, if any, are paid on an annual basis in December. To comply with federal tax regulations, the Fund may also pay an additional capital gains distribution, usually in June. Both income dividends and capital gains distributions are paid by the Fund on a per share basis. As a result, at the time of a payment, the share price (or NAV per share) and the Guarantee per Share of the Fund will be reduced by the amount of the payment.


DISTRIBUTION OPTIONS When completing your application, you must select one of the following options for dividends and capital gains distributions:


     o Full Reinvestment Both dividends and capital gains distributions from the Fund will be reinvested in additional shares of the same class of shares of the Fund, based on the NAV at the close of business on the date the distribution is declared. This option will be selected automatically unless the other option is specified.


     o All Cash Dividends and capital gains distributions will be paid in cash. If you select a cash distribution option, you can elect to have distributions automatically invested in shares of another Series, provided you have a minimum of $1,000 in that Series at the time of the exchange.


AN ELECTION TO TAKE DISTRIBUTIONS IN CASH WILL REDUCE THE GUARANTEE AS DESCRIBED ABOVE.


TAX INFORMATION


     o In general, dividends and short-term capital gains distributions you receive from the Fund are taxable as ordinary income. This is true whether you reinvest your distributions or take them in cash.
     o Distributions of other capital gains you receive generally are taxable as long-term capital gains.
     o Ordinary income and long-term capital gains are taxed at different rates.
     o The rates that you will pay on capital gains distributions will depend on how long the Fund holds its portfolio securities. This is true no matter how long you have owned your shares in the Fund or whether you reinvest your distributions or take them in cash.

     o The sale of shares in your account may produce a gain or loss, and typically is a taxable event. For tax purposes, an exchange is the same as a sale.

Every year, the Fund will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year. You should consult your tax professional for assistance in evaluating the tax implications of investing in the Fund.

TAXES IN RELATION TO THE FINANCIAL GUARANTEE Should it be necessary for MBIA to make a payment to the Fund, this payment will likely be considered a capital gain to the Fund. Any such capital gain would be offset by the Fund's capital losses, if any, which may be long-term or short-term. The Fund does not intend, and does not expect it will be necessary, to make a distribution to shareholders upon receiving a payment from MBIA under the financial guarantee insurance policy described herein. The Fund's receipt of a payment from MBIA is not expected to have tax ramifications to shareholders.


ADDITIONAL INFORMATION

The SAI, which is incorporated by reference into this Prospectus, contains additional information about the Fund.


You may request free of charge the current SAI, or other information about the Fund, by calling 1-800-238-6254 or writing to:


                             Aetna Series Fund, Inc.
                              10 State House Square
                        Hartford, Connecticut 06103-3602

The SEC also makes available to the public reports and information about the Fund. Certain reports and information, including the SAI, are available on the Edgar Database on the SEC's web site (http://www.sec.gov) or at the SEC's public reference room in Washington, D.C. You may call 1-202-942-8090 to get information on the operations of the public reference room. You may obtain copies of reports and other information about the Fund, after paying a duplicating fee, by sending an E-mail request to: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-6352.

                             AETNA SERIES FUND, INC.


                        AETNA INDEX PLUS PROTECTION FUND

           STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER __, 2000


This Statement of Additional Information (Statement) is not a Prospectus and should be read in conjunction with the current Prospectus for the Aetna Index Plus Protection Fund, a series of Aetna Series Fund, Inc. (Company). Capitalized terms not defined herein are used as defined in the Prospectus. The Company is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions. This Statement applies only to the Aetna Index Plus Protection Fund (Fund).


A free copy of the Fund's Prospectus is available upon request by writing to the Fund at: 10 State House Square, Hartford, Connecticut 06103-3602, or by calling: 1-800-238-6254.


                       SUBJECT TO COMPLETION OR AMENDMENT

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.

                                TABLE OF CONTENTS


GENERAL INFORMATION...........................................................1
ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES...............................2
INVESTMENT TECHNIQUES AND RISK FACTORS........................................3
OTHER CONSIDERATIONS.........................................................17
THE ASSET ALLOCATION PROCESS.................................................17
DIRECTORS AND OFFICERS OF THE FUND...........................................18
INVESTMENT ADVISORY AGREEMENT................................................20
THE FINANCIAL GUARANTY AGREEMENT.............................................21
ADMINISTRATIVE SERVICES AGREEMENT............................................21
CUSTODIAN....................................................................22
THE FUND'S FINANCIAL GUARANTOR...............................................22
TRANSFER AGENT...............................................................22
INDEPENDENT AUDITORS.........................................................22
PRINCIPAL UNDERWRITER........................................................22
DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS..........................23
PURCHASE AND REDEMPTION OF SHARES............................................24
BROKERAGE ALLOCATION AND TRADING POLICIES....................................27
SHAREHOLDER ACCOUNTS AND SERVICES............................................28
NET ASSET VALUE..............................................................29
TAX STATUS...................................................................30
PERFORMANCE INFORMATION......................................................31

                               GENERAL INFORMATION

Organization   The Company was incorporated under the laws of Maryland on
June 17, 1991.


Series and Classes   Although the Company currently offers multiple series,
this Statement applies only to the Fund. The Board of Directors (Board) has the authority to subdivide each series into classes of shares having different attributes so long as each share of each class represents a proportionate interest in the series equal to each other share in that series. Shares of the Fund are classified into two classes: Class A and Class B. Each class of shares has the same rights, privileges and preferences, except with respect to:
(a) the effect of sales charges for each class; (b) the distribution fees borne by each class; (c) the expenses allocable exclusively to each class; and
(d) voting rights on matters exclusively affecting a single class.

Capital Stock   Fund shares are fully paid and nonassessable when issued. Fund shares have no preemptive or conversion rights, except that Class B shares automatically convert to Class A shares at the end of the Guarantee Period. Each share of the Fund has the same rights to share in dividends declared by the Fund. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.


Voting Rights   Shareholders of each class are entitled to one vote for each full share held (and fractional votes for fractional shares of each class held) and will vote on the election of Directors and on other matters submitted to the vote of shareholders. Generally, all shareholders have voting rights on all matters except matters affecting only interests of one class of shares. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors, in which event the holders of the remaining shares will be unable to elect any person as a Director.


The Company's charter may be amended if the amendment is declared advisable by the Directors and approved by the shareholders of the Company by the affirmative vote of a majority of all the votes entitled to be cast on the matter.

Shareholder Meetings   The Company is not required, and does not intend, to
hold annual shareholder meetings. The Company's By-laws provide for meetings of shareholders to elect Directors at such times as may be determined by the Board or as required by the Investment Company Act of 1940, as amended (1940 Act). If requested by the holders of at least 10% of the Company's outstanding shares, the Company will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting.

1940 Act Classification   The Fund is a diversified open-end management
investment company, as defined under the 1940 Act. The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

                 ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES

Certain investment policies of the Fund are matters of fundamental policy for purposes of the 1940 Act and therefore cannot be changed without approval by the holders of the lesser of: (a) 67% of the shares of the Fund present at a shareholders' meeting if the holders of more than 50% of the shares then outstanding are present in person or by proxy; or (b) more than 50% of the outstanding voting securities of the Fund.


As a matter of fundamental policy, the Fund will not:


     (1) Borrow money, except that (a) the Fund may enter into certain futures contracts and, during the Index Plus Large Cap Period, options related thereto;
(b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) the Fund may borrow money for temporary or emergency purposes in amounts not exceeding 15% of the value of its total assets at the time when the loan is made; and (d) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time the value of the Fund's assets fails to meet the 300% coverage requirement relative only to leveraging, the Fund shall, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test.


     (2) Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Fund for its portfolio, the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.


     (3) Purchase real estate, interests in real estate or real estate limited partnership interests except that: (i) to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts (REITs), which deal in real estate or interests therein; or (ii) during the Index Plus Large Cap Period, the Fund may acquire real estate as a result of ownership of securities or other interests (this could occur, for example, if the Fund holds a security that is collateralized by an interest in real estate and the security defaults).

     (4) Make loans, except that, to the extent appropriate under its investment program, the Fund may purchase bonds, debentures or other debt securities, including short-term obligations; enter into repurchase transactions; and, during the Index Plus Large Cap Period, lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.

     (5) Invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may enter into futures contracts and related options; and may engage in transactions on a when-issued or forward commitment basis.


     (6) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer excluding securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or purchase more than 10% of the outstanding voting securities of any issuer.

     (7) Concentrate its investments in any one industry except that the Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end users of their services, such as automobile finance, computer finance and consumer finance. This limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.


Where the Fund's investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time of purchase, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment, or any other change. With respect to fundamental policy number (7) above, industry classifications are determined in accordance with the classifications established by Standard & Poor's, a division of The McGraw-Hill Companies ("S&P").


The Fund also has adopted certain other investment policies and restrictions reflecting the current investment practices of the Fund, which may be changed by the Board and without shareholder vote. Under such policies and restrictions, the Fund will not:

     (1) Mortgage, pledge or hypothecate its assets except in connection with loans of securities as described in (4) above, borrowings as described in (1) above, and permitted transactions involving options, futures contracts and options on such contracts.

     (2) Invest in companies for the purpose of exercising control or management.


     (3) Make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Fund.

     (4) Invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof);

     (5) Purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals;

     (6) Invest more than 10% of the total value of its assets in high-yield bonds (securities rated below BBB- by S&P or Baa3 by Moody's Investors Service, Inc. (Moody's), or, if unrated, considered by Aeltus to be of comparable quality).


                     INVESTMENT TECHNIQUES AND RISK FACTORS


Use of Futures and Other Derivative Instruments During the Guarantee Period

During the Guarantee Period, the Fund may use certain derivative instruments, described below and in the Prospectus, as a means of achieving its investment objective. The Fund may invest up to 30% of its assets in lower risk derivatives for hedging or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs.

The following provides additional information about those derivative instruments the Fund may use during the Guarantee Period.

Futures Contracts   The Fund may enter into futures contracts subject to the
restrictions described below under "Additional Restrictions on the Use of Futures and Options Contracts." During the Guarantee Period, the Fund will only enter into futures contracts on the S&P 500 Index and U.S. Treasury securities.

The Fund may purchase and sell futures contracts under the following conditions:
(a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets at market value at the time of entering into a contract, (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts, and (c) the notional value of all U.S. Treasury futures shall not exceed 50% of the market value of all corporate bonds, U.S. Treasury Notes and U.S. Agency Notes.

Additional Information Regarding the Use of Futures   A futures contract
provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date, time, and place. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).


Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date.

There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to the Fund relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the instruments or securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.


Sales of future contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.


"Margin" is the amount of funds that must be deposited by the Fund with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in the Fund's futures contracts. A margin deposit is intended to assure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to the Fund. These daily payments to and from the Fund are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, the Fund will mark-to-market the current value of its open futures contracts. The Fund expects to earn interest income on its initial margin deposits.


When the Fund buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby ensuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

STRIPS, CATS, TIGRs and TRs   The Fund may invest in STRIPS (Separate Trading
of Registered Interest and Principal of Securities), CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts) and TRs (Generic Treasury Receipts). These securities are created by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. These securities generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. These securities tend to be subject to the same risks as zero coupon securities. The market prices of these securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. (For additional information, see "Additional Investment Techniques and Risk Factors During the Guarantee
Period - Zero Coupon Securities" below.)

Use of Options, Futures and Other Derivative Instruments During the Index Plus Large Cap Period

During the Index Plus Large Cap Period, the Fund may use certain derivative instruments, described below and in the Prospectus, as a means of achieving its investment objective. For purposes other than hedging, the Fund will invest no more than 5% of its assets in derivatives that at the time of purchase are considered by management to involve high risk to the Fund, such as inverse floaters.

Derivatives that may be used by the Fund include forward contracts, swaps, structured notes, futures and options. The Fund may invest up to 30% of its assets in lower risk derivatives for hedging purposes, or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs. Asset-backed securities other than those described in the preceding paragraph, STRIPS (Separate Trading of Registered Interest and Principal of Securities) and forward exchange contracts are not subject to this 30% limitation.

The following provides additional information about those derivative instruments the Fund may use during the Index Plus Large Cap Period.

Futures Contracts   The Fund may enter into futures contracts and options
thereon subject to the restrictions described below under "Additional Restrictions on the Use of Futures and Option Contracts." A Fund may enter into futures contracts or options thereon that are traded on national futures exchanges and standardized as to maturity date and underlying financial instrument. (For additional information regarding the Fund's use of futures contracts during the Index Plus Large Cap Period, see "Additional Information Regarding the Use of Futures" above.)

The Fund can buy and write (sell) options on futures contracts. The Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets at market value at the time of entering into a contract and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts. See "Call and Put Options" below for additional restrictions.

Call and Put Options   The Fund may purchase and write (sell) call options and
put options on securities, indices and futures as discussed in the Prospectus, subject to the restrictions described in this section and under "Additional Restrictions on the Use of Futures and Option Contracts." A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. The Fund may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of Aeltus.

The Fund is prohibited from having written call options outstanding at any one time on more than 30% of its total assets. The Fund will not write a put if it will require more than 50% of the Fund's net assets to be designated to cover all put obligations. The Fund may not buy put options if more than 3% of its assets immediately following such purchase would consist of put options. The Fund may purchase call and sell put options on equity securities only to close out positions previously opened. The Fund will not write a call option on a security unless the call is "covered" (i.e., it already owns the underlying security). Securities it "already owns" include any stock which it has the right to acquire without any additional payment, at its discretion for as long as the call remains outstanding. This restriction does not apply to the writing of calls on securities indices or futures contracts. The Fund will not write call options on when-issued securities. The Fund purchases call options on indices primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. The Fund may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Fund intends to purchase pending its ability to invest in such securities in an orderly manner.

So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.

When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).

The Fund may write calls on securities indices and futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that the Fund would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the Fund's obligation might be more or less than the premium received when it originally wrote the option. Further, the Fund might occasionally not be able to close the option because of insufficient activity in the options market.

In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

If a put option is sold by the Fund, the Fund will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that a writer may be required to buy the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. If the put is exercised, however, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at the exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapses unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.

The Fund may purchase put options when Aeltus believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security. The purchase of put options may be used to protect the Fund's holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.

The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by the Fund for writing call options will be recorded as a liability in the statement of assets and liabilities of the Fund. This liability will be adjusted daily to the option's current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by the Fund when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of the Fund. This asset will be adjusted daily to the option's current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect a closing transaction at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. The Fund will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

Foreign Futures Contracts and Foreign Options   The Fund may engage in
transactions in foreign futures contracts and foreign options. Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the CFTC, the National Futures Association (NFA) nor any domestic exchange regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contracts or foreign options transaction occurs. Investors that trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on a U.S. futures exchange. The price of any foreign futures contracts or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Options on Foreign Currencies   The Fund may write and purchase calls on foreign
currencies. The Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In such circumstances, the Fund collateralizes the position by designating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. In the event of rate fluctuations adverse to the Fund's position, it would lose the premium it paid and transactions costs. A call written on a foreign currency by the Fund is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration specially designated) upon conversion or exchange of other foreign currency held in its portfolio.

Forward Exchange Contracts   The Fund may enter into forward contracts for
foreign currency (forward exchange contracts), which obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers. The Fund may enter into a forward exchange contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled (a transaction hedge); or to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. The Fund may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of Aeltus to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the Fund may experience losses or gains on both the underlying security and the cross currency hedge.

The Fund may use forward exchange contracts to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

At or before the maturity of a forward exchange contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, Aeltus must evaluate the credit and performance risk of each particular counterparty under a forward contract.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Swap Transactions   The Fund may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices.

Swap agreements can take many different forms and are known by a variety of names. The Fund is not limited to any particular form or variety of swap agreement if Aeltus determines it is consistent with the Fund's investment objective and policies.

The most significant factor in the performance of swaps is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If Aeltus incorrectly forecasts such change, the Fund's performance would be less than if the Fund had not entered into the swap. In addition, if the counterparty's creditworthiness declines, the value of the swap agreement also would be likely to decline, potentially resulting in losses.

If the counterparty to a swap defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Aeltus will monitor the creditworthiness of counterparties to the Fund's swap transactions on an ongoing basis.

The Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

Asset-Backed Securities   The Fund may invest in asset-backed securities.
Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. The average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

The collateral behind certain asset-backed securities (such as CARs and CARDs) tends to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on asset-backed securities is lower than the interest rates paid on the loans included in the underlying pool, by the amount of the fees paid to the pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

STRIPS   The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. (For additional information, see "Additional Investment Techniques and Risk Factors During the Index Plus Large Cap Period - Zero Coupon Securities" below.)

Additional Restrictions on the Use of Futures and Options Contracts

CFTC regulations require that to prevent the Fund from being a commodity pool, the Fund enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, the Fund expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by it in the cash market. With respect to futures contracts or related options that are entered into during the Index Plus Large Cap Period for purposes that may be considered speculative, the aggregate initial margin for future contracts and premiums for options will not exceed 5% of the Fund's net assets, after taking into account realized profits and unrealized losses on such futures contracts.


Additional Risk Factors in Using Derivatives

In addition to any risk factors which may be described elsewhere in this section, or in the Prospectus, the following sets forth certain information regarding the potential risks associated with the Fund's transactions in derivatives.


Risk of Imperfect Correlation   The Fund's ability to hedge effectively all or a
portion of its portfolio through transactions in futures, options on futures or options on securities and indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlates with movements in the value of the assets being hedged. If the value of the assets being hedged does not move in the same amount or direction as the underlying security or index, the hedging strategy for the Fund might not be successful and it could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken.

Potential Lack of a Liquid Secondary Market   Prior to exercise or expiration, a
futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the Fund will establish a futures or option position only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Fund which could require it to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio, or the relevant portion thereof.

The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Risk of Predicting Interest Rate Movements   Investments in futures contracts on
fixed income securities and related indices involve the risk that if the judgment of Aeltus Investment Management, Inc. (Aeltus) concerning the general direction of interest rates is incorrect, the overall performance of the Fund may be poorer than if it had not entered into any such contract. For example, if the Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Trading and Position Limits   Each contract market on which futures and option
contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Company does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Fund.

Counterparty Risk   With some derivatives, whether used for hedging or
speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

Additional Investment Techniques and Risk Factors During the Guarantee Period

Foreign Securities   The Fund may invest in depositary receipts of foreign
companies included in the S&P 500. Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in exchange rates, adverse foreign political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.

Zero Coupon Securities   The Fund may invest in U.S. Treasury or agency zero
coupon securities maturing on or within 90 days preceding the Guarantee Maturity Date. U.S. Treasury or agency zero coupon securities shall be limited to non-callable, non-interest bearing obligations and shall include STRIPS (Separate Trading of Registered Interest and Principal of Securities); CATS (Certificates of Accrual on Treasury Securities); TIGRs (Treasury Investment Growth Receipts) and TRs (Generic Treasury Receipts). Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Real Estate Securities   The Fund may invest in real estate securities through
interests in REITs, provided the REIT is included in the S&P 500. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, or both. Investing in stocks of real estate-related companies presents certain risks that are more closely associated with investing in real estate directly than with investing in the stock market generally, including: periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (e.g. zoning laws) that impair the rights of real estate owners; and adverse developments in the real estate industry.

Corporate Bonds   The Fixed Component may consist of non-callable corporate
bonds, provided that no less than 40% of the Fund's assets are allocated to the Equity Component. Any corporate bond purchased must mature on a date no more than three years before or after the Guarantee Maturity Date. In addition, each such bond must be rated AA- or higher by S&P or Aa3 or higher by Moody's, provided that if both S&P and Moody's have issued a rating on the security, such rating shall be no less than AA-/Aa3. If a corporate bond is downgraded below this level, Aeltus shall divest the security within 15 business days following the public announcement of such downgrade. No more than 2% of the Fund's assets shall be invested in corporate debt securities of any issuer or its affiliates at the time of investment therein.

Additional Investment Techniques and Risk Factors During the Index Plus Large Cap Period

Repurchase Agreements   The Fund may enter into repurchase agreements with
domestic banks and broker-dealers meeting certain size and creditworthiness standards approved by the Board. Under a repurchase agreement, the Fund may acquire a debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Such underlying debt instruments serving as collateral will meet the quality standards of the Fund. The market value of the underlying debt instruments will, at all times, be equal to the dollar amount invested. Repurchase agreements, although fully collateralized, involve the risk that the seller of the securities may fail to repurchase them from the Fund. In that event, the Fund may incur (a) disposition costs in connection with liquidating the collateral, or (b) a loss if the collateral declines in value. Also, if the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, the Fund's ability to liquidate the collateral may be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of the Fund.

Variable Rate Demand and Floating Rate Instruments   The Fund may invest in
variable rate demand and floating rate instruments. Variable rate demand instruments held by the Fund may have maturities of more than one year, provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. The Fund will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default. The Fund may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by the Fund will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days and which cannot be disposed of promptly within seven business days and in the usual course of business without taking a reduced price will be treated as illiquid securities.

Foreign Securities   The Fund may invest in foreign securities. Investments in
securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in exchange rates, adverse foreign political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S.

investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign issuer than about a U.S. company, and foreign issuers may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. issuers. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the U.S. The Company might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

All these risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East, than in more established markets, such as Western Europe.

Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: (a) American Depositary Receipts (ADRs), which are typically designed for U.S. investors and held either in physical form or in book entry form; (b) European Depositary Receipts (EDRs), which are similar to ADRs but may be listed and traded on a European exchange as well as in the U.S. (typically, these securities are traded on the Luxembourg exchange in Europe); and (c) Global Depositary Receipts (GDRs), which are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

High-Yield Bonds   The Fund may invest in high-yield bonds, subject to the
limits described above and in the Prospectus. High-yield bonds are fixed income securities that offer a current yield above that generally available on debt securities rated in the four highest categories by Moody's and S&P or other rating agencies, or, if unrated, are considered to be of comparable quality by Aeltus. These securities include:

(a) fixed rate corporate debt obligations (including bonds, debentures and notes) rated below Baa3 by Moody's or BBB- by S&P;

(b) preferred stocks that have yields comparable to those of high-yielding debt securities; and

(c)  any securities convertible into any of the foregoing.

Debt obligations rated below Baa3/BBB- generally involve more risk of loss of principal and income than higher-rated securities. Their yields and market values tend to fluctuate more. Fluctuations in value do not affect the cash income from the securities but are reflected in the Fund's net asset values. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy. Lower ratings, however, may not necessarily indicate higher risks. In pursuing the Fund's objectives, Aeltus seeks to identify situations in which Aeltus believes that future developments will enhance the creditworthiness and the ratings of the issuer.

Some of the risks associated with high-yield bonds include:

Sensitivity to Interest Rate and Economic Changes   High-yield bonds are more
sensitive to adverse economic changes or individual corporate developments but generally less sensitive to interest rate changes than are investment-grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of these securities may not fall as much as investment grade corporate bonds. Conversely, when interest rates fall, these securities may underperform investment grade corporate bonds.

Also, the financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of these securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing, than on more creditworthy issuers. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of these securities and the Fund's net asset values. Furthermore, in the case of high-yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay interest periodically and in cash.

Payment Expectations   High-yield bonds present risks based on payment
expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the securities with a lower yielding security, resulting in a decreased return for investors. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of these securities than in the case of investment-grade bonds.

Liquidity and Valuation Risks   Some issuers of high-yield bonds may be traded
among a limited number of broker-dealers rather than in a broad secondary market. Many of these securities may not be as liquid as investment grade bonds. The ability to value or sell these securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease or increase the value and liquidity of these securities more than other securities, especially in a thinly-traded market.

Limitations of Credit Ratings   The credit ratings assigned to high-yield bonds
may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments rather than the market value risk of such securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, Aeltus primarily relies on its own credit analysis which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus the achievement of the Fund's investment objective may be more dependent on Aeltus' own credit analysis than might be the case for a fund which does not invest in these securities.

Zero Coupon and Pay-in-Kind Securities   The Fund may invest in zero coupon
securities and pay-in-kind securities. Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. A pay-in-kind bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. Pay-in-kind bonds are typically callable at about the time they begin paying cash interest. The market prices of zero coupon and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

The risks associated with lower-rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, the Fund may realize no return on its investment, because these securities do not pay cash interest.

Convertibles   The Fund may invest in convertible securities. A convertible bond or convertible preferred stock gives the holder the option of converting these securities into common stock. Some convertible securities contain a call feature whereby the issuer may redeem the security at a stipulated price, thereby limiting the possible appreciation.

Real Estate Securities   The Fund may invest in real estate securities,
including interests in real estate investment trusts (REITs), real estate development, real estate operating companies, and companies engaged in other real estate related businesses. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both.

Risks of real estate securities include those risks that are more closely associated with investing in real estate directly than with investing in the stock market generally. Those risks include: periodic declines in the value of real estate generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

Equity Securities of Smaller Companies   The Fund may invest in equity
securities issued by U.S. companies with smaller market capitalizations. These companies may be in an early developmental stage or may be older companies entering a new stage of growth due to management changes, new technology, products or markets. The securities of small-capitalization companies may also be undervalued due to poor economic conditions, market decline or actual or unanticipated unfavorable developments affecting the companies. Securities of small-capitalization companies tend to offer greater potential for growth than securities of larger, more established issuers but there are additional risks associated with them. These risks include: limited marketability; more abrupt or erratic market movements than securities of larger capitalization companies; and less publicly available information about the company and its securities. In addition, these companies may be dependent on relatively few products or services, have limited financial resources and lack of management depth, and may have less of a track record or historical pattern of performance.

Supranational Agencies   The Fund may invest up to 10% of its net assets in
securities of supranational agencies. These securities are not considered government securities and are not supported directly or indirectly by the U.S. Government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

Borrowing   The Fund may borrow up to 5% of the value of its total assets from a bank for temporary or emergency purposes. The Fund may borrow for leveraging purposes only if after the borrowing, the value of the Fund's net assets including proceeds from the borrowings, is equal to at least 300% of all outstanding borrowings. Leveraging can increase the volatility of the Fund since it exaggerates the effects of changes in the value of the securities purchased with the borrowed funds. The Fund does not intend to borrow for leveraging purposes, except that it may invest in leveraged derivatives which have certain risks as outlined above.

Additional Investment Techniques and Risk Factors During Both the Guarantee Period and the Index Plus Large Cap Period

Illiquid Securities   The Fund may invest in illiquid securities. Illiquid
securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Securities that may be resold under Rule 144A under the Securities Act of 1933, as amended (1933 Act) or securities offered pursuant to Section 4(2) of the 1933 Act shall not be deemed illiquid solely by reason of being unregistered. Aeltus shall determine whether a particular security is deemed to be illiquid based on the trading markets for the specific security and other factors. Illiquid securities will not exceed 15% of net assets of the Fund during the Guarantee Period and will not exceed 10% of net assets of the Fund during the Index Plus Large Cap Period.

Bank Obligations   The Fund may invest in obligations issued by domestic banks
(including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit).


                              OTHER CONSIDERATIONS

Acceptance of Deposits During Guarantee Period

The Fund reserves the right to accept additional deposits during the Guarantee Period and to discontinue this practice at its discretion at any time.

                          THE ASSET ALLOCATION PROCESS


In pursuing the Fund's investment objective during the Guarantee Period, Aeltus looks to allocate assets among the Equity Component and the Fixed Component. The allocation of assets depends on a variety of factors, including, but not limited to, the then prevailing level of interest rates, equity market volatility, the market value of Fund assets, and the Guarantee Maturity Date. If interest rates are low (particularly at the inception of the Guarantee Period), Fund assets may be largely invested in the Fixed Component in order to increase the likelihood of meeting the investment objective. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Fund's assets may become largely or entirely invested in the Fixed Component in order to increase the likelihood of meeting the investment objective.


The initial allocation of Fund assets between the Equity Component and the Fixed Component will be determined principally by the prevailing level of interest rates and the volatility of the stock market at the beginning of the Guarantee Period. If at the inception of the Guarantee Period interest rates are low, more assets may have to be allocated to the Fixed Component. Aeltus will monitor the allocation of the Fund's assets on a daily basis.

The asset allocation process will also be affected by Aeltus' ability to manage the Fixed Component. If the Fixed Component provides a return better than that assumed by Aeltus' proprietary model, fewer assets would have to be allocated to the Fixed Component. On the other hand, if the performance of the Fixed Component is poorer than expected, more assets would have to be allocated to the Fixed Component, and the ability of the Fund to participate in any subsequent upward movement in the equity market would be limited.


The process of asset reallocation results in additional transaction costs such as brokerage commissions. The Fund will likely incur increased transactional costs during periods of high volatility. To moderate such costs, Aeltus has built into its proprietary model a factor that will require reallocations only when Equity Component and Fixed Component values have deviated by more than certain minimal amounts since the last reallocation.

                       DIRECTORS AND OFFICERS OF THE FUND

The investments and administration of the Fund are under the supervision of the Board. The Directors and executive officers of the Fund and their principal occupations for the past five years are listed below. Those Directors who are "interested persons," as defined in the 1940 Act, are indicated by an asterisk (*). Directors and officers hold the same positions with other investment companies in the same Fund Complex: Aetna GET Fund, Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna Generation Portfolios, Inc., and Aetna Variable Portfolios, Inc.

--------------------------------- -------------------------- ------------------------------------------------------------------
                                                               PRINCIPAL OCCUPATION DURING PAST FIVE YEARS (AND
             NAME,                    POSITION(S) HELD        POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL
        ADDRESS AND AGE                WITH EACH FUND                      UNDERWRITERS OF THE FUND)
--------------------------------- -------------------------- ------------------------------------------------------------------
J. Scott Fox*                     Director and President     Director, Managing Director, Chief Operating Officer, Chief
10 State House Square             (Principal Executive       Financial Officer, Aeltus Investment Management, Inc., October
Hartford, Connecticut             Officer)                   1997 to present; Director, Managing Director, Chief Operating
Age 45                                                       Officer, Chief Financial Officer, Aeltus Capital, Inc., November
                                                             1997 to present; Director and Senior Vice President, Aetna Life
                                                             Insurance and Annuity Company, March 1997 to February 1998;
                                                             Director, Managing Director, Chief Operating Officer, Chief
                                                             Financial Officer and Treasurer, Aeltus Investment Management,
                                                             Inc., April 1994 to March 1997.

--------------------------------- -------------------------- ------------------------------------------------------------------
Wayne F. Baltzer                  Vice President             Vice President, Aeltus Capital, Inc., May 1998 to present; Vice
10 State House Square                                        President, Aetna Investment Services, Inc., July 1993 to May
Hartford, Connecticut                                        1998.
Age 56
--------------------------------- -------------------------- ------------------------------------------------------------------
Albert E. DePrince, Jr.           Director                   Professor, Middle Tennessee State University, 1991 to present.
3029 St. Johns Drive
Murfreesboro, Tennessee

Age 59

--------------------------------- -------------------------- ------------------------------------------------------------------
Stephanie A. DeSisto              Vice President,            Vice President, Mutual Fund Accounting, Aeltus Investment
10 State House Square             Treasurer and Chief        Management, Inc., November 1995 to present; Director, Mutual
Hartford, Connecticut             Financial Officer          Fund Accounting, Aetna Life Insurance and Annuity Company,
Age 46                            (Principal Financial and   August 1994 to November 1995.
                                  Accounting Officer)
--------------------------------- -------------------------- ------------------------------------------------------------------


--------------------------------- -------------------------- ------------------------------------------------------------------
Maria T. Fighetti                 Director                   Manager/Attorney, Health Services, New York City Department of
325 Piermont Road                                            Mental Health, Mental Retardation and Alcohol Services, 1973 to
Closter, New Jersey                                          present.
Age 56
--------------------------------- -------------------------- ------------------------------------------------------------------
David L. Grove                    Director                   Private Investor; Economic/Financial Consultant, December 1985
5 The Knoll                                                  to present.
Armonk, New York

Age 82

--------------------------------- -------------------------- ------------------------------------------------------------------

John Y. Kim*                      Director                   Director, President, Chief Executive Officer, Chief Investment
10 State House Square                                        Officer, Aeltus Investment Management, Inc., December 1995 to
Hartford, Connecticut                                        present; Director and President, Aeltus Capital, Inc., March
Age 39                                                       1996 to present; President and Chief Investment Officer, Aetna
                                                             Life Insurance and Annuity Company, May 2000 to present; Director,
                                                             Aetna Life Insurance and Annuity Company, February 1995 to
                                                             present; Senior Vice President, Aetna Life Insurance and
                                                             Annuity Company, September 1994 to May 2000.

--------------------------------- -------------------------- ------------------------------------------------------------------
Sidney Koch                       Director                   Financial Adviser, self-employed, January 1993 to present.
455 East 86th Street
New York, New York

Age 65

--------------------------------- -------------------------- ------------------------------------------------------------------
Frank Litwin                      Vice President             Managing Director, Aeltus Investment Management, Inc., August
10 State House Square                                        1997 to present; Managing Director, Aeltus Capital, Inc., May
Hartford, Connecticut                                        1998 to present; Vice President, Fidelity Investments
Age 50                                                       Institutional Services Company, April 1992 to August 1997.
--------------------------------- -------------------------- ------------------------------------------------------------------
Shaun P. Mathews*                 Director                   Vice President/Senior Vice President, Aetna Life Insurance and
151 Farmington Avenue                                        Annuity Company, March 1991 to present; Director, Aetna Life
Hartford, Connecticut Age 45                                 Insurance and Annuity Company, March 1991 to May 2000. Director,
                                                             Aetna Investment Services, Inc., July 1993 to present; Senior
                                                             Vice President, Aetna Investment Services, Inc., July 1993 to
                                                             February, 1999.
--------------------------------- -------------------------- ------------------------------------------------------------------

Corine T. Norgaard                Director                   Dean of the Barney School of Business, University of Hartford
556 Wormwood Hill                                            (West Hartford, CT), August 1996 to present; Professor,
Mansfield Center, Connecticut                                Accounting and Dean of the School of Management, SUNY Binghamton
Age 63                                                       (Binghamton, NY), August 1993 to August 1996

--------------------------------- -------------------------- ------------------------------------------------------------------
Richard G. Scheide                Director                   Trust and Private Banking Consultant, David Ross Palmer
11 Lily Street                                               Consultants, July 1991 to present.
Nantucket, Massachusetts

Age 71

--------------------------------- -------------------------- ------------------------------------------------------------------

During the fiscal year ended October 31, 1999, members of the Board who are also directors, officers or employees of Aetna Inc. and its affiliates were not entitled to any compensation from the Fund. As of October 31, 1999, the unaffiliated members of the Board received compensation in the amounts included in the following table. None of these Directors was entitled to receive pension or retirement benefits.

--------------------------------- ------------------- ---------------------------------
                                      AGGREGATE
         NAME OF PERSON           COMPENSATION FROM     TOTAL COMPENSATION FROM THE
            POSITION                   COMPANY            COMPANY AND FUND COMPLEX
--------------------------------- ------------------- ---------------------------------
Corine Norgaard                        $10,103                    $73,500
Director
--------------------------------- ------------------- ---------------------------------
Sidney Koch                             10,103                     73,500
Director
--------------------------------- ------------------- ---------------------------------
Maria T. Fighetti*                      10,361                     75,375
Director
--------------------------------- ------------------- ---------------------------------
Richard G. Scheide                      10,790                     78,500
Director, Chairperson
Audit Committee
--------------------------------- ------------------- ---------------------------------
David L. Grove*                         10,790                     78,500
Director
--------------------------------- ------------------- ---------------------------------

Albert E. DePrince, Jr.**               10,361                     75,375
Director, Chairperson
Contract Committee

--------------------------------- ------------------- ---------------------------------

* During the fiscal year ended October 31, 1999, Ms. Fighetti and Dr. Grove elected to defer compensation in the amount of $24,000 and $78,500, respectively.

** Dr. DePrince replaced Dr. Grove as Chairperson of the Contract Committee as of April 2000.


                          INVESTMENT ADVISORY AGREEMENT

The Fund entered into an investment advisory agreement (Advisory Agreement) appointing Aeltus as the investment adviser of the Fund. Under the Advisory Agreement, and subject to the supervision of the Board, Aeltus has responsibility for supervising all aspects of the operations of the Fund including the selection, purchase and sale of securities. Under the Advisory Agreement, Aeltus is given the right to delegate any or all of its obligations to a subadviser. Aeltus is an indirect wholly-owned subsidiary of Aetna Inc.

The Advisory Agreement provides that Aeltus is responsible for payment of all costs of its personnel, its overhead and of its employees who also serve as officers or members of the Board, and that the Fund is responsible for payment of all other of its costs.

For the services under the Advisory Agreement, Aeltus will receive an annual fee, payable monthly, as described in the Prospectus.

The service mark of the Fund and the name "Aetna" have been adopted by the Fund with the permission of Aetna Services, Inc. (ASI). Their continued use is subject to the right of ASI to withdraw this permission in the event Aeltus or another subsidiary or affiliate of Aetna Inc. should not be the investment adviser of the Fund.

                        THE FINANCIAL GUARANTY AGREEMENT

The Fund guarantees that on the Guarantee Maturity Date, each shareholder will be entitled to redeem each of his or her shares for an amount no less than the Guarantee per Share. The Guarantee per Share will equal the net asset value
(NAV) per share on the last day of the Offering Phase, and thereafter will be adjusted to reflect any dividends and distributions made by the Fund. A shareholder who automatically reinvests all dividends and distributions and does not redeem any shares during the Guarantee Period will be entitled to redeem his or her shares held on the Guarantee Maturity Date for an amount no less than his or her account value at the inception of the Guarantee Period. The Fund's Guarantee is backed by an unconditional and irrevocable financial guarantee from MBIA Insurance Corporation (MBIA) pursuant to a financial guarantee insurance policy issued by MBIA to the Company for the benefit of the Fund (the "Insurance Policy").

MBIA, Aeltus and the Company have entered into a Financial Guaranty Agreement specifying the rights and obligations of Aeltus and MBIA with respect to the Fund. The Insurance Policy is unconditional and irrevocable and will remain in place through the Guarantee Maturity Date. The Financial Guaranty Agreement, which contains certain investment parameters, provides that, if Aeltus fails to comply with specific investment parameters during the Guarantee Period as more fully described below, MBIA may direct Aeltus to cure the breach within a prescribed period of time. If Aeltus fails to do so, MBIA may direct trades on behalf of the Fund in order to bring the Fund back into compliance with these investment parameters, and consistent with the Fund's investment objective and strategies.

Aeltus, in managing the Fund during the Guarantee Period, allocates assets to the Equity and Fixed Components. The types of securities which may be held in the Equity Component or the Fixed Component are set forth in the Prospectus and in this Statement (Eligible Security). In the event that, during the Guarantee Period, Aeltus acquires a security that is not an Eligible Security, MBIA has the right under the Financial Guaranty Agreement to direct Aeltus to sell that security and replace it with an Eligible Security within three business days. In the event Aeltus does not sell the security, MBIA reserves the right to direct the Custodian to sell that security and replace it with an Eligible Security.

The specific formula for the Fund's allocation of assets between the Fixed and Equity Components is set forth in the Financial Guaranty Agreement. In the event that MBIA determines that the allocation of assets is inconsistent with the Financial Guaranty Agreement, MBIA can direct the custodian to sell securities and replace them with such Eligible Securities as are necessary to bring the Fund's allocation of assets in compliance with the terms of the Financial Guaranty Agreement.


Finally, if Aeltus breaches any other terms of the Financial Guaranty Agreement, Aeltus has 15 business days to cure the breach. If there is written notification from MBIA of a breach and the breach remains uncured after 15 business days, MBIA will have the right to direct the custodian to buy and sell Eligible Securities.

After any default has been cured (whether by Aeltus or by changes in market prices or as a result of actions taken by MBIA), MBIA has no further right to direct the custodian with respect to that default.

                        ADMINISTRATIVE SERVICES AGREEMENT


Pursuant to an Administrative Services Agreement, Aeltus acts as administrator and provides certain administrative and shareholder services necessary for the Fund's operations and is responsible for the supervision of other service providers. The services provided by Aeltus include: (a) internal accounting services; (b) monitoring regulatory compliance, such as reports and filings with the Commission and state securities commissions; (c) preparing financial information for proxy statements; (d) preparing semi-annual and annual reports to shareholders; (e) calculating the NAV and Guarantee per Share; (f) preparation of certain shareholder communications; (g) supervising the custodian and transfer agent; and (h) reporting to the Board. For its services, Aeltus is entitled to receive from the Fund a fee at an annual rate of 0.10% of its average daily net assets.


                                    CUSTODIAN

Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, Pennsylvania, 15258, serves as custodian for the assets of the Fund. The custodian does not participate in determining the investment policies of the Fund nor in deciding which securities are purchased or sold by the Fund. The Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

In addition to serving as the custodian of the Fund's assets, the custodian or its affiliate, Russell/Mellon Analytical Services, LLC, will monitor both the allocation of assets and the securities held within the Equity Component and the Fixed Component and report on the same to both Aeltus and MBIA. The custodian is authorized to accept orders from MBIA made pursuant to the Financial Guaranty Agreement.


                         THE FUND'S FINANCIAL GUARANTOR

MBIA, 113 King Street, Armonk, New York 10504 serves as the financial guarantor to the Fund pursuant to a written agreement with Aeltus and the Company. Pursuant to the terms of the Financial Guaranty Agreement, MBIA will issue to the Company for the benefit of the Fund the Insurance Policy to support the Fund's Guarantee. The Insurance Policy is unconditional and irrevocable and will remain in place through the Guarantee Maturity Date. MBIA is one of the world's premier financial guarantee companies and a leading provider of investment management products and services. MBIA and its subsidiaries provide financial guarantees to municipalities and other bond issuers. MBIA also guarantees structured asset-backed and mortgage-backed transactions, selected corporate bonds and obligations of high-quality financial institutions.


                                 TRANSFER AGENT

PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 serves as the transfer agent and dividend-paying agent to the Fund.

                              INDEPENDENT AUDITORS

_______________, CityPlace II, Hartford, Connecticut 06103 serves as independent auditors to the Fund. _______________, provides audit services, assistance and consultation in connection with the Commission filings.

                              PRINCIPAL UNDERWRITER


Aeltus Capital, Inc. (ACI) has agreed to use its best efforts to distribute the shares as the principal underwriter of the Fund pursuant to an Underwriting Agreement between it and the Fund. Shares of the Fund will be offered during the Offering Phase but will not be offered during the Guarantee Period, except in connection with reinvestment of dividends. The Fund will be offered on a continuous basis to existing shareholders during the Index Plus Large Cap Period. The Underwriting Agreement was approved on June 15, 2000 to continue through December 31, 2000. The Underwriting Agreement may be continued from year to year thereafter if approved annually by the Directors and by a vote of a majority of the Directors who are not "interested persons," as that term is defined in the 1940 Act, of the Fund, appearing in person at a meeting called for the purpose of approving such Agreement, or by a vote of holders of a majority of the Fund's shares. This Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days' written notice by the Directors or by vote of holders of a majority of the Fund's shares without the payment of any penalty.

               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS


Fund shares are distributed by ACI. With respect to Class B shares of the Fund, ACI is paid an annual distribution fee at the rate of 0.75% of the value of average daily net assets attributable to those shares under a Distribution Plan adopted by the Company pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan"). The distribution fee for a specific class may be used to cover expenses incurred in promoting the sale of that class of shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, Statements and sales literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed distribution fees and contingent deferred sales charges. The distribution fee for Class B shares may also be used to pay the financing costs of accruing certain unreimbursed expenses. ACI may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

Class A and Class B shares each are subject to a Shareholder Services Plan adopted pursuant to Rule 12b-1. Under each Shareholder Services Plan, ACI is paid a servicing fee at an annual rate of 0.25% of the average daily net assets of the Class A or Class B shares of the Fund, respectively. The Service Fee will be used by ACI primarily to pay selling dealers and their agents for servicing and maintaining shareholder accounts.

ACI is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Distribution Plan or Shareholder Services Plans and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether each Plan should be continued. The terms and provisions of the Plans relating to required reports, term, and approval are consistent with the requirements of Rule 12b-1.

The Distribution Plan and Shareholder Services Plans continue from year to year, provided such continuance is approved annually by vote of the Board, including a majority of independent Directors. The Distribution Plan may not be amended to increase the amount to be spent for the services provided by ACI without shareholder approval. All amendments to the Distribution Plan must be approved by the Board in the manner described above. The Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the independent Directors upon not more than thirty (30) days' written notice to any other party to the Distribution Plan. All persons who are under common control with the Fund could be deemed to have a financial interest in the Plans. No other interested person of the Fund has a financial interest in the Plans.


Other Payments to Securities Dealers

Typically, the portion of the front-end sales charge on Class A shares shown in the following tables is paid to your securities dealer. Your securities dealer may, however, receive up to the entire amount of the front-end sales charge.

When you invest this amount                 Amount of sales charge typically
                                            reallowed to dealers as a percentage
                                            of offering price

Under $50,000                                            4.00%
$50,000 or more, but under $100,000                      3.75
$100,000 or more, but under $250,000                     3.00
$250,000 or more, but under $500,000                     2.00
$500,000 or more, but under $1,000,000                   1.50

Securities dealers that sell Class A shares in amounts of $1 million or more may be entitled to receive the following commissions:

                                                                  Commission
                                                                  ----------
     o   on sales of $1 million to $3 million;                      1.00%
     o   on sales over $3 million to $20 million; and               0.50%
     o   on sales over $20 million.                                 0.25%

For sales of Class B shares, your securities dealer is paid an up-front commission equal to 4% of the amount sold. Beginning in the thirteenth month after the sale is made, ACI uses the 0.25% servicing fee to compensate securities dealers for providing personal services to accounts that hold Class B shares, on a monthly basis.

These breakpoints are reset every 12 months for purposes of additional purchases. ACI may make these payments in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply.


ACI or its affiliates may make payments in addition to those described above to securities dealers that enter into agreements providing ACI with preferential access to registered representatives of the securities dealer. These payments may be in an amount up to 0.13% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) as the selling broker-dealer.

ACI or its affiliates may, from time to time, also make payments to clearing firms that offer networking services which make the Fund available to their customers. Such payments to clearing firms will not exceed 0.10% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) as the selling broker-dealer.

ACI has agreed to reimburse Financial Network Investment Corporation, an affiliate of ACI, for trading costs incurred in connection with trades through the Pershing brokerage clearing system.

ACI may make payments to affiliated and unaffiliated securities dealers that engage in wholesaling efforts on behalf of the Company and the Fund. These payments will not exceed 0.33% of the value of Fund shares sold as a result of such wholesaling efforts. ACI may also pay such firms a quarterly fee based on a percentage of assets retained as of the end of a calendar quarter, not to exceed 0.125% of the value of such assets.


The value of a shareholder's investment will be unaffected by these payments.

                        PURCHASE AND REDEMPTION OF SHARES


Class A shares of the Company are purchased at the NAV of the Fund next determined after a purchase order is received less any applicable front-end sales charge. Class B shares of the Company are purchased at the NAV of the Fund next determined after a purchase order is received. All orders to purchase shares during the Offering Phase must be received by the transfer agent by no later than November 29, 2000 (November 1, 2000 in the case of IRA rollovers).

Class A shares are redeemed at the NAV of the Fund next determined adjusted for any applicable contingent deferred sales charge (CDSC) after a redemption request is received. Class B shares are redeemed at the NAV of the Fund next determined less any applicable CDSC after a redemption request is received. ANY REDEMPTIONS MADE FROM THE FUND PRIOR TO THE GUARANTEE MATURITY DATE WILL BE MADE AT NAV, WHICH MAY BE HIGHER OR LOWER THAN THE NAV AT THE INCEPTION OF THE GUARANTEE PERIOD. MOREOVER, SUCH REDEMPTIONS MAY BE SUBJECT TO A CDSC. AMOUNTS REDEEMED PRIOR TO THE GUARANTEE MATURITY DATE ARE NOT ELIGIBLE FOR THE GUARANTEE.

Except as provided below, payment for shares redeemed will be made within seven days (or the maximum period allowed by law, if shorter) after the redemption request is received in proper form by the transfer agent. The right to redeem shares may be suspended or payment therefore postponed for any period during which (a) trading on the New York Stock Exchange (NYSE) is restricted as determined by the Securities and Exchange Commission (Commission) or the NYSE is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Commission, as a result of which (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine fairly the value of its net assets; or (c) the Commission by order so permits for the protection of shareholders of the Fund.


Any written request to redeem shares in amounts in excess of $50,000 must bear the signatures of all the registered holders of those shares. A medallion signature guarantee must be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. Information about any additional requirements for shares held in the name of a corporation, partnership, trustee, guardian or in any other representative capacity can be obtained from the transfer agent.

The Fund has the right to satisfy redemption requests by delivering securities from its investment portfolio rather than cash when it decides that distributing cash would not be in the best interests of shareholders. However, the Fund is obligated to redeem its shares solely in cash up to an amount equal to the lesser of $250,000 or 1% of its net assets for any one shareholder in any 90-day period. To the extent possible, the Fund will distribute readily marketable securities, in conformity with applicable rules of the Commission. In the event such redemption is requested by institutional investors, the Fund will weigh the effects on nonredeeming shareholders in applying this policy. Securities distributed to shareholders may be difficult to sell and may result in additional costs to the shareholders.

Purchases should be made for investment purposes only. The Fund reserves the right to reject any specific purchase request.

Front-end Sales Charge Waivers


The front-end sales charge will not apply to Class A purchases by:

1. Employees of Aetna Inc. and its affiliates (including retired employees and members of employees' and retired employees' immediate families and board members and their immediate families), NASD registered representatives of ACI or any affiliated broker-dealers (including members of their immediate families) purchasing shares for their own accounts, and members of the Board (including members of their immediate families).

2. Investors who purchase Fund shares with redemption proceeds received in connection with a distribution from a retirement plan investing either (1) directly in any Aeltus-advised fund or through an unregistered separate account sponsored by Aetna or any affiliate thereof or (2) in a registered separate account sponsored by Aetna Life Insurance and Annuity Company or any affiliate thereof, but only if no deferred sales charge is paid in connection with such distribution and the investor receives the distribution in connection with a separation from service, retirement, death or disability.

3. Certain trust companies and bank trust departments investing on behalf of their clients.

4. Certain retirement plans that are sponsored by an employer and have plan assets of $500,000 or more.

5. Broker-dealers, registered investment advisers and financial planners that have entered into a selling agreement with ACI (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares) on behalf of clients.

6. Current employees of broker-dealers and financial institutions that have entered into a selling agreement with ACI (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares) and their immediate family members, as allowed by the internal policies of their employer.

7.   Registered investment companies.

8.   Insurance companies (including separate accounts).

9. Shareholders of the Adviser Class of other Series at the time such shares were redesignated as Class A shares.

10.  Certain executive deferred compensation plans.



Contingent Deferred Sales Charge

Certain Class A shares and all Class B shares are subject to a CDSC, as described in the Prospectus. There is no CDSC imposed on Class A shares purchased more than two years prior to the redemption.

CDSC Waivers

The CDSC will be waived for:

     o Redemptions following the death or disability of the shareholder or beneficial owner;
     o Redemptions related to distributions from retirement plans or accounts under Internal Revenue Code (Code) Section 403(b) after you attain age 70 1/2;
     o   Tax-free returns of excess contributions from employee benefit plans;
         and
     o Distributions from employee benefit plans, including those due to plan termination or plan transfer.

Letter of Intent

You may qualify for a reduced sales charge when you buy Class A shares, as described in the Prospectus. At any time, you may file with the Company a signed shareholder application with the Letter of Intent section completed. After the Letter of Intent is filed, each additional investment in the Fund (or in certain other series of the Company) will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent. Sales charge reductions are based on purchases in the Fund (and in certain other series of the Company) and will be effective only after notification to ACI that the investment qualifies for a discount. Your holdings in the Fund (and in certain other Series of the Company) acquired within 90 days of the day the Letter of Intent is filed will be counted towards completion of the Letter of Intent and will be entitled to a retroactive downward adjustment in the sales charge. Such adjustment will be made by the purchase of additional shares in certain other Series of the Company in an equivalent amount.

Five percent (5%) of the amount of the total intended purchase will be held by the transfer agent in escrow until you fulfill the Letter of Intent. If, at the end of the 13-month period, you have not met the terms of the Letter of Intent an amount of shares equal to the difference owed will be deducted from your account. Such an adjustment will be made at NAV and will not be eligible for the Guarantee. In the event of a total redemption of the account before fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.

If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased during the period. The upward adjustment will be paid with shares redeemed from your account.

Right of Accumulation/Cumulative Quantity Discount

A purchaser of Class A shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other Class A shares of the Series already owned. To determine if you may pay a reduced front-end sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of certain other Class A shares you own, as well as certain Class A shares of your spouse and children under the age of 21. If you are the sole owner of the Fund, you may also add any other accounts, including retirement plan accounts invested in certain Class A shares of the Company. Companies with one or more retirement plans may add together the total plan assets invested in certain Class A shares of the Series to determine the front-end sales charge that applies.

To qualify for the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide the Company with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to the Company when making direct cash investments.

Additional Rights


The Fund retains certain rights, including the rights to: refuse orders to purchase shares; vary its requirements for initial or additional investments, reinvestments, retirement and employee benefit plans, sponsored arrangements and similar programs; and change or discontinue its sales charge waivers and orders acceptance practices.


                    BROKERAGE ALLOCATION AND TRADING POLICIES


Subject to the supervision of the Board, Aeltus has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is Aeltus' policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. Aeltus may also consider the sale of shares of registered investment companies advised by Aeltus as a factor in the selection of brokerage firms to execute the Fund's portfolio transactions or in the designation of a portion of the commissions charged on those transactions to be paid to other broker-dealers, subject to Aeltus' duty to obtain best execution.


Aeltus receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Fund. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Fund and other investment companies, services related to the execution of trades on behalf of the Fund and advice as to the valuation of securities, the providing of equipment used to communicate research information and specialized consultations with Fund personnel with respect to computerized systems and data furnished to the Fund as a component of other research services. Aeltus considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in the Fund's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. Aeltus' policy in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided. When the trader believes that more than one broker can provide best execution, preference may be given to brokers that provide additional services to Aeltus.

Research services furnished by brokers through whom the Fund effects securities transactions may be used by Aeltus in servicing all of its accounts; not all such services will be used by Aeltus to benefit the Fund.

Consistent with federal law, Aeltus may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or
(2) by means of separate, non-commission payments. Aeltus' judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect Aeltus' opinion as to which services and which means of payment are in the long-term best interests of the Fund.

The Fund has no present intention of effecting any brokerage transactions in portfolio securities with Aeltus or any other affiliated person.


Aeltus may buy or sell the same security at or about the same time for the Fund and another advisory client of Aeltus, including clients in which affiliates of Aeltus have an interest. In such a case, the purchases or sales will normally be aggregated, and then allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In the event that allocation is done other than on a pro rata basis, the main factors to be considered in determining the amounts to be allocated are the respective investment objectives of the funds and/or accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. For underwritten offerings (initial or secondary), in addition to considering the factors mentioned in the previous sentence, Aeltus may employ a rotational method for allocating securities purchased in these offerings. Prices are averaged for aggregated trades.


The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.


The Company, Aeltus and ACI each have adopted a Code of Ethics in accordance with Rule 17j-1 under the 1940 Act. The Codes of Ethics allow personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund. However, it prohibits a person from taking advantage of Fund trades or from acting on inside information.


                        SHAREHOLDER ACCOUNTS AND SERVICES

Shareholder Information

The Fund's transfer agent will maintain your account information. Account statements will be sent at least quarterly. A Form 1099 generally will also be sent each year by January 31. Annual and semiannual reports will also be sent to shareholders. The transfer agent may charge you a fee for special requests such as historical transcripts of your account and copies of canceled checks.

Consolidated statements reflecting current values, share balances and year-to-date transactions generally will be sent to you each quarter. All accounts identified by the same social security number and address will be consolidated. For example, you could receive a consolidated statement showing your individual and IRA accounts. With the prior permission of the other shareholders involved, you have the option of requesting that accounts controlled by other shareholders be shown on one consolidated statement. For example, information on your individual account, your IRA, your spouse's individual account and your spouse's IRA may be shown on one consolidated statement.

Signature Guarantee

A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions. The Company requires a medallion signature guarantee for redemption requests in amounts in excess of $50,000. In addition, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a medallion signature guarantee with your written redemption instructions regardless of the amount of redemption.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that signature guarantee are not provided by notaries public. The Company reserves the right to amend or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request.

                                 NET ASSET VALUE


The NAV per share of each class is computed by dividing each class' pro-rata share of a Fund's net assets less any liabilities specifically attributable to that class by the total number of shares outstanding for that class. The Fund's net assets include, among other things, the market value of any securities held by the Fund, any dividends or interest accrued but not collected, other assets adjusted by certain liabilities incurred for the benefit of the Fund, such as payables for securities purchased and certain accrued expenses.

Securities of the Fund are generally valued by independent pricing services which have been approved by the Board. The values for equity securities traded on registered securities exchanges (except as otherwise noted below) are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price. Readily marketable securities listed on a foreign securities exchange whose operations are similar to those of the United States over-the-counter market are valued at the mean of the current bid and asked prices as reported by independent pricing sources. Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Securities for which prices are not obtained from a pricing service are valued based upon the assessment of market-makers in those securities. Debt securities maturing in sixty days or less at the date of valuation will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount. Options are valued at the mean of the last bid and asked price on the exchange where the option is primarily traded. Futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE). The values of foreign securities used in computing the NAV of the shares of the Fund are determined as of the earlier of such market close or the closing time of the NYSE. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the NYSE, or when the foreign market on which such securities trade is closed but the NYSE is open, which will not be reflected in the computation of NAV. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.


                                   TAX STATUS

The following is only a limited discussion of certain additional tax considerations generally affecting the Fund. No attempt is made to present a detailed explanation of the tax treatment of the Fund and no explanation is provided with respect to the tax treatment of any shareholder. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Foreign Investments

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on the undistributed income of a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (taxable year election)). Tax-exempt interest on municipal obligations is not subject to the excise tax. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.


Taxes in Relation to the Financial Guarantee

Should it be necessary for MBIA to make a payment to the Fund, this payment will likely be considered a capital gain to the Fund. Any such capital gain would be offset by the Fund's capital losses, if any, which may be long-term or short-term. The Fund does not intend, and does not expect it will be necessary, to make a distribution to shareholders upon receiving a payment from MBIA under the financial guarantee insurance policy described herein. The Fund's receipt of a payment from MBIA is not expected to have tax ramifications to shareholders.

                             PERFORMANCE INFORMATION

Performance information for each class of shares, including the total return of the Fund, may appear in reports or promotional literature to current or prospective shareholders.

Average Annual Total Return

Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over a period of one and five years (or, if less, up to the life of the Fund), calculated pursuant to the formula:
                                P(1 + T)(n) = ERV
Where:
P      =  a hypothetical initial payment of $1,000
T      =  an average annual total return
n      =  the number of years
ERV    =  the ending  redeemable  value of a hypothetical  $1,000 payment made at the beginning of the 1 or 5 year period at the end of the 1 or 5 year period (or fractional portion thereof).

The Fund may also from time to time include in such advertising a total return figure for Class A and/or Class B that is not calculated according to the formula set forth above. Specifically, the Fund may include performance for Class A that does not take into account payment of the applicable front-end sales load, or the Company may include performance for Class B that does not take into account the imposition of the applicable CDSC.

Performance information for the Fund may be compared, in reports and promotional literature, to: (a) the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index, or other indices (including, where appropriate, a blending of indices) that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general;
(b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund.

From time to time sales materials and advertisements may include comparisons of the cost of borrowing a specific amount of money at a given loan rate over a set period of time to the cost of a monthly investment program, over the same time period, which earns the same rate of return. The comparison may involve historical rates of return on a given index, or may involve performance of the Fund.



                                             Statement of Additional Information

                                     PART C

                                OTHER INFORMATION
                                -----------------
Item 23. Exhibits
-----------------


         (a.1)     Articles of Amendment and Restatement (September 2, 1997)(1)
         (a.2)     Articles of Amendment (October 29, 1997)(2)
         (a.3)     Articles Supplementary (October 29, 1997)(2)
         (a.4)     Articles of Amendment (January 26, 1998)(3)
         (a.5)     Articles Supplementary (June 25, 1998)(4)
         (a.6)     Articles Supplementary (December 22, 1998)(5)
         (a.7)     Articles Supplementary (July 12, 1999)(6)
         (a.8)     Certificate of Correction (September 22, 1999)(7)
         (a.9)     Articles Supplementary (September 27, 1999)(7)
         (a.10)    Articles Supplementary (February 9, 2000)(8)
         (a.11)    Articles Supplementary (April 21, 2000)(9)
         (a.12)    Articles Supplementary*
         (b)       By-laws (as amended September 13, 1994)(10)
         (c)       Instruments Defining Rights of Holders (set forth in the
                   Articles of Amendment and Restatement)(1)
         (d.1)     Investment Advisory Agreement between Aeltus Investment
                   Management, Inc. (Aeltus) and Aetna Series Fund, Inc.
                   (Registrant), on behalf of Aetna Balanced Fund, Aetna Bond
                   Fund, Aetna Growth Fund, Aetna Growth and Income Fund, Aetna
                   Government Fund, Aetna Index Plus Large Cap Fund, Aetna
                   International Fund, Aetna Money Market Fund, Aetna Small
                   Company Fund, Aetna Ascent Fund, Aetna Crossroads Fund,
                   Aetna Legacy Fund, Aetna High Yield Fund, Aetna Index Plus
                   Bond Fund, Aetna Index Plus Mid Cap Fund, Aetna Index Plus
                   Small Cap Fund, Aetna Mid Cap Fund, Aetna Real Estate
                   Securities Fund, Aetna Value Opportunity Fund and Brokerage
                   Cash Reserves(8)
         (d.2)     Investment Advisory Agreement between Aeltus and the
                   Registrant, on behalf of Aetna Principal Protection Fund I
                   (PPF I)(6)
         (d.3)     Investment Advisory Agreement between Aeltus and the
                   Registrant, on behalf of Aetna Principal Protection Fund II
                   (PPF II)(7)
         (d.4)     Investment Advisory Agreement between Aeltus and the
                   Registrant, on behalf of Aetna Principal Protection Fund III
                   (PPF III)(8)
         (d.5)     Investment Advisory Agreement between Aeltus and the
                   Registrant, on behalf of Aetna Principal Protection Fund IV
                   (PPF IV)
         (d.6)     Investment Advisory Agreement between Aeltus and the
                   Registrant, on behalf of Aetna Technology Fund(8)
         (d.7)     Investment Advisory Agreement between Aeltus and the
                   Registrant, on behalf of Aetna Index Plus Protection Fund
                   (IPPF)*

         (d.8)     Subadvisory Agreement among Aeltus, the Registrant, on
                   behalf of Aetna Technology Fund and Elijah Asset Management,
                   LLC(8)
         (e.1)     Underwriting Agreement between Aeltus Capital, Inc. and the
                   Registrant
         (e.2)     Master Selling Dealer Agreement(3)
         (f)       Directors' Deferred Compensation Plan (1)
         (g.1)     Custodian Agreement - Mellon Bank, N.A. (September 1,
                   1992)(10)
         (g.2)     Amendment to Custodian Agreement - Mellon Bank, N.A.
                   (May 11, 1994)(2)
         (g.3)     Amendment to Custodian Agreement - Mellon Bank, N.A.
                   (September 14, 1994)(10)
         (g.4)     Amendment to Custodian Agreement - Mellon Bank, N.A.
                   (October 11, 1996)(12)
         (g.5)     Amendment to Custodian Agreement - Mellon Bank, N.A
                   (January 29, 1998)(3)
         (g.6)     Amendment to Custodian Agreement - Mellon Bank, N.A.
                   (July 26, 1999)(6)
         (g.7)     Amendment to Custodian Agreement - Mellon Bank, N.A.
                   (July 26, 1999)(6)
         (g.8)     Amendment to Custodian Agreement - Mellon Bank, N.A.
                   (October 4, 1999)(7)
         (g.9)     Amendment to Custodian Agreement - Mellon Bank, N.A.
                   (February 23, 2000) (8)
         (g.10)    Amendment to Custodian Agreement - Mellon Bank, N.A.(9)
         (g.11)    Amendment to Custodian Agreement - Mellon Bank, N.A.*
         (g.12)    Custodian Agreement - Brown Brothers Harriman & Company
                   (Aetna International Fund) (December 12, 1991)(13)
         (h.1)     Administrative Services Agreement between Aeltus and the
                   Registrant, on behalf of Aetna Balanced Fund, Aetna Bond
                   Fund, Aetna Growth Fund, Aetna Growth and Income Fund,
                   Aetna Government Fund, Aetna Index Plus Large Cap Fund,
                   Aetna International Fund, Aetna Money Market Fund, Aetna
                   Small Company Fund, Aetna Ascent Fund, Aetna Crossroads
                   Fund, Aetna Legacy Fund, Aetna High Yield Fund, Aetna
                   Index Plus Bond Fund, Aetna Index Plus Mid Cap Fund, Aetna
                   Index Plus Small Cap Fund, Aetna Mid Cap Fund, Aetna Real
                   Estate Securities Fund, and Aetna Value Opportunity
                   Fund(5)
         (h.2)     Amendment to Administrative Services Agreement between
                   Aeltus and the Registrant, on behalf of Aetna Bond Fund, Aetna Government Fund, Aetna Index Plus Large Cap Fund,
                   Aetna International Fund, Aetna Money Market Fund, Aetna
                   Small Company Fund, Aetna Ascent Fund, Aetna Crossroads
                   Fund, Aetna Legacy Fund, Aetna High Yield Fund, Aetna
                   Index Plus Bond Fund, Aetna Index Plus Mid Cap Fund, Aetna
                   Index Plus Small Cap Fund, Aetna Mid Cap Fund, Aetna Real
                   Estate Securities Fund, Aetna Value Opportunity Fund and
                   Brokerage Cash Reserves(8)
         (h.3)     Amendment to Administrative Services Agreement between
                   Aeltus and the Registrant, on behalf of PPF I(6)
         (h.4)     Amendment to Administrative Services Agreement between
                   Aeltus and the Registrant, on behalf of PPF II(7)
         (h.5)     Amendment to Administrative Services Agreement between
                   Aeltus and the Registrant, on behalf of PPF III(8)

         (h.6)     Amendment to Administrative Services Agreement between
                   Aeltus and the Registrant, on behalf of PPF IV(9)
         (h.7)     Amendment to Administrative Services Agreement between
                   Aeltus and the Registrant, on behalf of IPPF*
         (h.8)     Amendment to Administrative Services Agreement between
                   Aeltus and the Registrant, on behalf of Brokerage Cash
                   Reserves(6)
         (h.9)     Amendment to Administrative Services Agreement between
                   Aeltus and the Registrant, on behalf of Aetna Technology
                   Fund(8)
         (h.10)    License Agreement(10)
         (h.11)    Transfer Agent Agreement(4)
         (h.12)    Amendment No. 1 to the Transfer Agency and Services
                   Agreement(14)
         (h.13)    Amendment No. 2 to the Transfer Agency and Services
                   Agreement(14)
         (h.14)    Amendment No. 3 to the Transfer Agency and Services
                   Agreement(5)
         (h.15)    Amendment No. 4 to the Transfer Agency and Services
                   Agreement(7)
         (h.16)    Amendment No. 5 to the Transfer Agency and Services
                   Agreement(15)
         (h.17)    Amendment No. 6 to the Transfer Agency and Services
                   Agreement(8)
         (h.18)    Amendment No. 7 to the Transfer Agency and Services
                   Agreement(9)
         (h.19)    Amendment No. 8 to the Transfer Agency and Services
                   Agreement*
         (h.20)    Financial Guaranty Agreement among the Registrant, Aeltus
                   and MBIA(7)
         (h.21)    First Amendment to Financial Guaranty Agreement
         (h.22)    Second Amendment to Financial Guaranty Agreement*
         (h.23)    Custodian Service Agreement among the Registrant, on behalf of PPF I, MBIA, and Mellon Bank, N.A.(16)
         (h.24)    Custodian Monitoring Agreement among the Registrant, on
                   behalf of PPF I, MBIA, and Russell/Mellon Analytical
                   Services, LL (Russell/Mellon)(16)
         (h.25)    Custodian Service Agreement among the Registrant, on behalf of PPF II, MBIA, and Mellon Bank, N.A.(16)
         (h.26)    Custodian Monitoring Agreement among the Registrant, on
                   behalf of PPF II, MBIA, and Russell/Mellon Analytical
                   Services, LLC (Russell/Mellon)(16)
         (h.27)    Custodian Service Agreement among the Registrant, on behalf of PPF III, MBIA, and Mellon Bank, N.A.(9)
         (h.28)    Custodian Monitoring Agreement among the Registrant, on
                   behalf of PPF III, MBIA, and Russell/Mellon Analytical
                   Services, LLC (Russell/Mellon)(9)
         (h.29)    Form of Custodian Service Agreement among the Registrant,
                   on behalf of PPF IV, MBIA, and Mellon Bank, N.A.*
         (h.30)    Form of Custodian Monitoring Agreement among the Registrant, on behalf of PPF IV, MBIA, and Russell/Mellon Analytical
                   Services, LLC (Russell/Mellon)*
         (h.31)    Form of Custodian Service Agreement among the Registrant,
                   on behalf of IPPF, MBIA, and Mellon Bank, N.A.*
         (h.32)    Form of Custodian Monitoring Agreement among the Registrant, on behalf of IPPF, MBIA, and Russell/Mellon Analytical
                   Services, LLC (Russell/Mellon)*
         (i)       Opinion and Consent of Counsel*
         (j)       Consent of Independent Auditors
         (k)       Not applicable
         (l)       Initial Capital Agreement(14)
         (m.1)     Distribution Plan (Class A)
         (m.2)     Distribution Plan (Class B)

         (m.3)     Distribution Plan (Class C)(8)
         (m.4)     Distribution Plan (Brokerage Cash Reserves)(6)
         (m.5)     Form of Shareholder Services Plan (Class A)
         (m.6)     Shareholder Services Plan (Class B)
         (m.7)     Shareholder Services Plan (Class C) (8)
         (m.8)     Shareholder Services Plan (Brokerage Cash Reserves)(6)
         (n)       Not applicable
         (o)       Multiple Class Plan
         (p.1)     Aeltus Code of Ethics*
         (p.2)     Aetna Mutual Funds Code of Ethics*
         (p.3)     Elijah Asset Management, LLC Code of Ethics*
         (q.1)     Power of Attorney (November 6, 1998)(14)
         (q.2)     Authorization for Signatures(17)

*to be filed by amendment

1. Incorporated herein by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the Securities and Exchange Commission (SEC) on January 16, 1998.
2. Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A, (File No. 33-41694), as filed with the SEC on November 3, 1997.
3. Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A, (File No. 33-41694), as filed with the SEC on April 24, 1998.
4. Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on June 29, 1998.
5. Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on February 25, 1999.
6. Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on July 29, 1999.
7. Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on October 6, 1999.
8. Incorporated herein by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-1A, (File No. 33-41694), as filed with the SEC on February 23, 2000.
9. Incorporated herein by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-1A, (File No. 33-41694), as filed with the SEC on June 28, 2000.
10. Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-1A, (File No. 33-85620), as filed with the SEC on June 28, 1995.
11. Incorporated herein by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on April 18, 2000.
12. Incorporated herein by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on December 10, 1996.
13. Incorporated herein by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on September 20, 1996.
14. Incorporated herein by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on December 17, 1998.

15. Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on December 10, 1999.
16. Incorporated herein by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on December 16, 1999.
17. Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on September 26, 1997.

Item 24. Persons Controlled by or Under Common Control
------------------------------------------------------

       Registrant is a Maryland corporation for which separate financial statements are filed. As of June 30, 2000, Aetna Life Insurance and Annuity Company (Aetna) and its affiliates had the following interest in the series of the Registrant, through direct ownership or through one of Aetna's separate accounts:


                                                                               % Aetna
                                             ----------------------------------------------------------------------------
                                                     Class I            Class A             Class B           Class C
Aetna Balanced Fund                                   26.99%
Aetna Bond Fund                                       52.00%
Aetna Government Fund                                 67.87%                                 63.07%
Aetna Growth Fund                                     15.59%
Aetna Growth and Income Fund                          15.83%
Aetna High Yield Fund                                 98.86%             12.86%
Aetna Index Plus Bond Fund                            99.89%             18.17%                                24.15%
Aetna Index Plus Large Cap Fund                       42.27%
Aetna Index Plus Mid Cap Fund                         93.57%              1.92%
Aetna Index Plus Small Cap Fund                       97.87%              3.35%
Aetna International Fund                               6.49%
Aetna Mid Cap Fund                                    97.79%             21.75%              83.13%            74.96%
Aetna Money Market Fund                               45.23%
Aetna Real Estate Securities Fund                     97.28%             10.19%              92.69%            69.30%
Aetna Small Company Fund                              26.75%
Aetna Technology Fund                                  6.71%              2.16%                                 3.02%
Aetna Value Opportunity Fund                          93.94%              2.34%                                27.41%
Aetna Ascent Fund                                     80.82%                                 80.66%
Aetna Crossroads Fund                                 77.39%                                 95.89%
Aetna Legacy Fund                                     70.14%                                 91.81%

       Aetna is an indirect wholly owned subsidiary of Aetna Inc.

       A list of persons directly or indirectly under common control with the Registrant and a list which indicates the principal business of each such company referenced in the diagram are incorporated herein by reference to
       Item 26 of the Registration Statement on Form N-4 (File No. 333-37448), as filed with the SEC on May 19, 2000.

       As of June 30, 2000, Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation, 1 Pershing Plaza, Jersey City, NJ 07399-0002, owned of record 100% of Brokerage Cash Reserves.

Item 25. Indemnification
------------------------

       Article 12, Section (d) of the Registrant's Articles of Amendment and Restatement, incorporated herein by reference to Exhibit (a.1) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed on November 3, 1997, provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are covered under a directors and officers/errors and omissions liability insurance policy issued by ICI Mutual Insurance Company which expires October 1, 2002.

       Section XI.B of the Administrative Services Agreement, incorporated herein by reference to Exhibit (h.1) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed on February 25, 1999, provides for indemnification of the Administrator.

       Section 8 of the Underwriting Agreement, incorporated herein as Exhibit (e.1) to Registrant's Statement on Form N-1A (File No. 33-41694), as filed on April 18, 2000, provides for indemnification of the Underwriter, its several officers and directors, and any person who controls the Underwriter within the meaning of Section 15 of the Securities Act of 1933.

       Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.

Item 26.  Business and Other Connections of Investment Adviser
--------------------------------------------------------------

       The investment adviser, Aeltus Investment Management, Inc. (Aeltus), is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as the investment adviser and administrator for the Registrant, Aeltus acts as the investment adviser and administrator for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Aeltus also acts as investment adviser to certain private accounts.

       The following table summarizes the business connections of the directors and principal officers of the Investment Adviser.

------------------------------ ----------------------------------- ------------------------------------------------------
Name                           Positions and Offices               Other Principal Position(s) Held
----                           with Investment Adviser             Since Oct. 31, 1997/Addresses*
                               -----------------------             ------------------------------
------------------------------ ----------------------------------- ------------------------------------------------------

John Y. Kim                    Director, President, Chief          Director, President and Chief Investment Officer
                               Executive Officer, Chief            (since May 2000) - Aetna; Director (February 1995 -
                               Investment Officer                  March 1998) - Aetna; Director, President, Chief
                                                                   Executive Officer, Chief Investment Officer (since May
                                                                   1996) - Aeltus Trust Company; Senior Vice President
                                                                   (September 1994 - May 2000) - Aetna.

J. Scott Fox                   Director, Managing                  Managing Director, Chief Operating Officer and Chief
                               Director, Chief Operating           Financial Officer (since September 1997) - Aeltus
                               Officer, Chief Financial            Trust Company; Vice President (April 1997 - April
                               Officer                             1998) - Aetna Retirement Services, Inc.; Director
                                                                   and Senior Vice President (March 1997 - February
                                                                   1998) - Aetna.

Thomas J. McInerney            Director                            Director (since February 1998), President (since
                                                                   August 1997) - Aetna Retirement Services, Inc.;
                                                                   Director and President (September 1997 - May 2000) -
                                                                   Aetna; Executive Vice President (since August 1997)
                                                                   - Aetna Inc.

Catherine H. Smith             Director                            Director (since March 1999), Senior Vice President
                                                                   (since April 1999), Chief Financial Officer (since
                                                                   February 1998) - Aetna Retirement Services, Inc.;
                                                                   Director, Senior Vice President and Chief Financial
                                                                   Officer (since February 1998) - Aetna; Vice
                                                                   President, Strategy, Finance and Administration,
                                                                   Financial Relations (September 1996 - February 1998)
                                                                   - Aetna Inc.

Stephanie A. DeSisto           Vice President                      Vice President (since April 2000) - Aeltus Trust
                                                                   Company.

------------------------------ ----------------------------------- ------------------------------------------------------
Name                           Positions and Offices               Other Principal Position(s) Held
----                           with Investment Adviser             Since Oct. 31, 1997/Addresses*
                               -----------------------             ------------------------------
------------------------------ ----------------------------------- ------------------------------------------------------

Brian K. Kawakami              Vice President, Chief               Chief Compliance Officer & Director (since January
                               Compliance Officer                  1996) - Aeltus Trust Company; Chief Compliance
                                                                   Officer (since August 1993) - Aeltus Capital, Inc.

Neil Kochen                    Managing Director, Equity           Managing Director (since April 1996) - Aeltus Trust
                               Investments                         Company; Managing Director (since August 1996) -
                                                                   Aeltus Capital, Inc.

Frank Litwin                   Managing Director, Retail           Managing Director (since September 1997)
                               Marketing and Sales                 - Aeltus Trust Company.

L. Charles Meythaler           Managing Director,                  Director (since July 1997) - Aeltus Trust Company;
                               Institutional Marketing             Managing Director (since June 1997) - Aeltus Trust
                               and Sales                           Company.

James Sweeney                  Managing Director, Fixed            Managing Director (since June 1999) - Aeltus Trust
                               Income Investments                  Company.

     * Except with respect to Mr. McInerney and Ms. Smith, the principal business address of each person named is 10 State House Square, Hartford, Connecticut 06103-3602. The address of Mr. McInerney and Ms. Smith is 151 Farmington Avenue, Hartford, Connecticut 06156.

For information regarding Elijah Asset Management, LLC (EAM), the subadviser for Aetna Technology Fund, reference is made to the section entitled "Subadviser" in the Class A, Class B and Class C Prospectus and the Class I Prospectus, each dated March 1, 2000, and the Statement of Additional Information dated June 30, 2000, as amended July 12, 2000. For information as to the business, profession, vacation or employment of a substantial nature of each of the directors and principal officers of EAM, reference is made to EAM's current Form ADV (File No. 801-56227) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Item 27. Principal Underwriters
-------------------------------

       (a)    None

       (b) The following are the directors and principal officers of Aeltus Capital, Inc., the principal underwriter of the Registrant:


Name and Principal                    Positions and Offices                          Positions and Offices
Business Address*                     with Principal Underwriter                     with Registrant
-----------------                     --------------------------                     ---------------
John Y. Kim                           Director and President                         Director

J. Scott Fox                          Director, Managing Director, Chief             Director and President
                                      Operating Officer, Chief Financial
                                      Officer

Brian K. Kawakami                     Director, Vice President, Chief                None
                                      Compliance Officer

Frank Litwin                          Director, Managing Director                    Vice President

Daniel F. Wilcox                      Vice President, Finance and Treasurer          None


      *The principal business address of all directors and officers listed is 10
       State House Square, Hartford, Connecticut 06103-3602.

       (c)    Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

       As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus (and its subadviser, EAM, in the case of Aetna Technology Fund), maintain physical possession of each account, book or other document, at 10 State House Square, Hartford, Connecticut 06103-3602 or 100 Pine Street, Suite 420, San Francisco, California 94111.

       Shareholder records are maintained by the transfer agent, PFPC Inc., 4400 Computer Drive, Westboro, Massachusetts 01581.

Item 29. Management Services
----------------------------
       Not applicable.

Item 30. Undertakings
---------------------

       Not applicable.

                                   SIGNATURES
                                   -----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Aetna Series Fund, Inc. has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and State of Connecticut on the 18th day of July 2000.

                                                    AETNA SERIES FUND, INC.
                                                    ---------------------------
                                                    Registrant

                                                    By    J. Scott Fox*
                                                        -----------------------
                                                        J. Scott Fox
                                                        President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE                                     TITLE                                              DATE
---------                                     -----                                              ----
J. Scott Fox*                                 President and Director                      )
-------------------------------------------   (Principal Executive Officer)               )
J. Scott Fox                                                                              )
                                                                                          )
Albert E. DePrince, Jr.*                      Director                                    )
-------------------------------------------
Albert E. DePrince, Jr.                                                                   )
                                                                                          )
Maria T. Fighetti*                            Director                                    )      July 18,
-------------------------------------------                                               )      2000
Maria T. Fighetti                                                                         )
                                                                                          )
David L. Grove*                               Director                                    )
-------------------------------------------
David L. Grove                                                                            )
                                                                                          )
John Y. Kim*                                  Director                                    )
-------------------------------------------
John Y. Kim                                                                               )
                                                                                          )
Sidney Koch*                                  Director                                    )
-------------------------------------------
Sidney Koch                                                                               )
                                                                                          )
Shaun P. Mathews*                             Director                                    )
-------------------------------------------
Shaun P. Mathews                                                                          )


Corine T. Norgaard*                           Director                                    )
-------------------------------------------
Corine T. Norgaard                                                                        )
                                                                                          )
Richard G. Scheide*                           Director                                    )
-------------------------------------------
Richard G. Scheide                                                                        )
                                                                                          )
Stephanie A. DeSisto*                         Treasurer and Chief Financial Officer       )
-------------------------------------------   (Principal Financial and Accounting         )
Stephanie A. DeSisto                          Officer)                                    )


By:    /s/ Daniel E. Burton
       ---------------------------------------------------
       *Daniel E. Burton
        Attorney-in-Fact

    *Executed pursuant to Power of Attorney dated November 6, 1998 and filed with the Securities and Exchange Commission on December 17, 1998.


                                              Aetna Series Fund, Inc.
                                                   EXHIBIT INDEX

Exhibit No.             Exhibit                                                                      Page
----------              -------                                                                      ----

99-(d.5)                Investment Advisory Agreement between Aeltus and the
                        Registrant, on behalf of Aetna Principal Protection Fund IV
                        (PPF IV)
                                                                                             -----------------

99-(e.1)                Underwriting Agreement between Aeltus Capital, Inc. and
                        the Registrant
                                                                                             -----------------

99-(h.21)               First Amendment to Financial Guaranty Agreement
                                                                                             -----------------

99-(j)                  Consent of Independent Auditors
                                                                                             -----------------

99-(m.1)                Distribution Plan (Class A)
                                                                                             -----------------

99-(m.2)                Distribution Plan (Class B)
                                                                                             -----------------

99-(m.5)                Form of Shareholder Services Plan (Class A)
                                                                                             -----------------

99-(m.6)                Shareholder Services Plan (Class B)
                                                                                             -----------------

99-(o)                  Multiple Class Plan
                                                                                             -----------------